UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary 601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Sovereign Investors Fund

6.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE
The Fund seeks
long-term growth of
capital and income
without assuming
undue market risks
by normally invest-
ing at least 80% of
its stock investments
in a diversified port-
folio of companies
with market capital-
izations within the
range of the
Standard & Poor’s
500 Index. At least
65% of the Fund’s
stock investments
are “dividend
performers” —
companies whose
dividend payments
have increased
steadily for 10 years.

Over the last six months

* The Fund outperformed its benchmark index and peer group average, as second-quarter volatility sent investors scurrying for the relative safety of larger, dividend-paying stocks.

* Favorable stock picking and an overweighting in the industrials sector had the most favorable impact on the Fund’s performance versus the index.

* The Federal Reserve Board hiked short-term interest rates four more times and hinted that it might soon pause in its credit-tightening campaign.

The total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.2%	Exxon Mobil Corp.
3.2%	Emerson Electric Co.
3.1%	General Electric Co.
2.9%	Bank of America Corp.
2.7%	Automatic Data Processing, Inc.
2.7%	PepsiCo, Inc.
2.6%	Abbott Laboratories
2.5%	International Business Machines Corp.
2.5%	Johnson & Johnson
2.5%	Total SA
As a percentage of net assets on June 30, 2006.

1

MANAGERS’
REPORT

BY JOHN F. SNYDER, III, AND BARRY H. EVANS, CFA, FOR THE SOVEREIGN ASSET
MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

JOHN HANCOCK
Sovereign Investors Fund

The first half of 2006 ended with small gains for most broadly based stock indexes, but those final numbers disguised a fair degree of volatility during the six-month review period. Buoyed by a solid rebound in economic growth during the first quarter and continued strength in corporate earnings, stocks pushed higher from January through early May. Although investors were concerned about rising interest rates and persistent strength in the prices of crude oil and other commodities, high commodity prices did not appear to be having a significant impact on the widely followed core Consumer Price Index (CPI), which excludes food and energy prices but can sometimes be indirectly affected by them. Similarly, the Federal Reserve Board’s campaign to tighten credit was taken in stride by investors because the economy appeared to be maintaining a healthy rate of growth despite the dampening influence of rising interest rates.

“The first half of 2006 ended with
small gains for most broadly
based stock indexes...”

Those perceptions were called into question during May and June, beginning with the Fed’s May 10 decision to once again raise its target federal funds rate by 0.25% . While investors had been hoping that the central bank would announce a pause in its credit-tightening campaign, the Fed indicated that further rate increases might be necessary. The next day, stocks fell sharply, and the decline accelerated in subsequent days with the news that the core CPI for April had risen by more than the Fed considers acceptable. Similar bad news on inflation was released in June, along with data suggesting that the economy was slowing.

Nevertheless, the period ended on a positive note. Although the Fed hiked its target federal funds rate to 5.25% on June 29, making it the 17th increase in as many meetings, investors were cheered by some softening in the central bank’s language, which triggered one of the market’s best days in recent memory.

2

Looking at performance

Responding to the downturn that occurred during the second quarter, investors favored larger, dividend-paying companies as a defensive maneuver. Also aiding the cause of the mega-cap companies on which we focus was a weaker dollar, which boosted the earnings prospects of companies with foreign exposure. Consequently, the Fund was able to modestly outperform the S&P 500 Index during the review period.

For the six months ended June 30, 2006, John Hancock Sovereign Investors Fund’s Class A, Class B, Class C, Class I and Class R shares returned 3.61%, 3.31%, 3.30%, 3.85% and 3.14%, respectively, at net asset value. By comparison, the S&P 500 returned 2.71%, versus 2.39% for the average large-cap blend fund monitored by Morningstar, Inc.1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

“Relative to the S&P 500,
industrials had by far the
most positive impact on the
Fund’ s performance.”

Industrials and consumer discretionary boost results

Relative to the S&P 500, industrials had by far the most positive impact on the Fund’s performance. A substantial overweighting and favorable stock selection both played a part in our success with the sector. For some time, we’ve thought industrials would likely be a primary beneficiary of the infrastructure spending occurring in both developed and developing countries. In particular, stocks in the group appeared positioned to benefit from initiatives in China and India to build the highways, power plants, factories and other projects that will serve their rapidly growing middle classes. Holdings in this sector that contributed to performance included diver-sified industrial products manufacturers Dover Corp. and Emerson Electric Co., along with heavy-equipment maker Caterpillar.

Secondarily, the Fund was helped by the consumer discretionary sector, mainly because of good stock picking. We were very selective in this sector, in line with our cautious outlook on consumer spending due to the high debt load being shouldered by consumers. Nevertheless, hotel operator Marriott

3

Sector
distribution[2]

Financials	20%

Industrials	18%

Information
technology	13%

Consumer
staples	12%

Energy	11%

Health care	10%

Consumer
discretionary	5%

Materials	4%

Telecommunication
services	2%

International, Inc. was one stock we liked, and it rewarded us with a double-digit gain, boosted by robust demand from both businesses and consumers. Another holding in the sector meriting mention is Johnson Controls, Inc., a leading manufacturer of auto interiors, as well as a provider of commercial building control systems and facility management services. The company raised its earnings guidance during the period, as the company continued to tap the synergies from recent acquisitions and generally executed well in all its markets.

In information technology, the Fund posted a small loss but still managed to outperform the index in that sector. Nokia Corp. was one stock that did well, reflecting strong sales of cellular handsets, especially in emerging markets.

Financials, energy turn in weak relative results

Unfavorable stock picking detracted from performance versus the S&P 500 in both the financials and energy sectors. In the former, American International Group, Inc. (AIG) was a laggard, hampered by weaker-than-expected life insurance sales and investors’ lingering reluctance to own the stock following the accounting probe that led to the departure of long-time CEO Maurice “Hank” Greenberg in March 2005.

In the energy sector, the Fund’s holdings posted a double-digit gain but still trailed the return of the Index’s energy components. Our focus on the shares of large integrated energy companies explained the shortfall, as drillers, energy services companies and smaller exploration and production firms all outperformed the industry behemoths.

4

Stocks from other sectors that had a negative impact on performance were Medtronic, Inc. and General Electric Co. (GE). Medical device manufacturer Medtronic was hurt by weaker sales following a competitor’s product recall. Additionally, stocks in that space suffered from concerns about unfavorable developments on the Medicare reimbursement front. In GE’s case, investors might have been attracted to other segments of the industrials sector offering higher growth.

“...high-quality mega-cap
stocks continue to sport attractive
valuations relative to other groups...”

Outlook

The big question on everyone’s mind at this point is whether we’re headed for a mild mid-cycle slowdown — a “soft landing” — or something more serious. At this point, we still favor the soft landing scenario. Growth in the economy and corporate earnings appears healthy, and interest rates are still low by historical standards despite recent increases. Further, the Federal Reserve Board is well aware that there is generally a time lag between movements in interest rates and energy prices and their ultimate effects on the economy, and we believe the central bank will keep this in mind as it sets future monetary policy. Lastly, high-quality mega-cap stocks continue to sport attractive valuations relative to other groups, and we think investors’ appreciation for this market segment is likely to increase in the coming months.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class I1	Class R1
Inception date	5-1-36	1-3-94	5-1-98	12-1-03	8-5-03

Average annual returns with maximum sales charge (POP)

One year	3.24%	2.95%	6.94%	9.19%	7.55%

Five years	0.13	0.12	0.47	—	—

Ten years	5.56	5.50	—	—	—

Since inception	—	—	1.41	6.31	7.87

Cumulative total returns with maximum sales charge (POP)

Six months	–1.55	–1.69	2.30	3.85	3.14

One year	3.24	2.95	6.94	9.19	7.55

Five years	0.65	0.60	2.36	—	—

Ten years	71.75	70.82	—	—	—

Since inception	—	—	12.10	17.09	24.60

SEC 30-day yield as of June 30, 2006

	1.08	0.46	0.45	1.60	0.66

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B1	Class C1	Class I2	Class R2
Period beginning	6-30-96	5-1-98	12-1-03	8-5-03

Sovereign Investors Fund	$17,082	$11,210	$11,709	$12,460

Index	22,236	12,864	12,434	13,866

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,036.10	$6.30
Class B	1,033.10	11.49
Class C	1,033.00	11.71
Class I	1,038.50	3.68
Class R	1,031.40	5.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,019.01	$6.25
Class B	1,013.90	11.38
Class C	1,013.69	11.59
Class I	1,021.60	3.65
Class R	1,019.88	5.38

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.23%, 2.24%, 2.28%, 0.72% and 1.06% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
June 30, 2006
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.29%		$872,140,022

(Cost $635,726,400)
Aerospace & Defense 2.41%		22,260,420

United Technologies Corp.	351,000	22,260,420
Air Freight & Logistics 1.78%		16,466,000

United Parcel Service, Inc. (Class B)	200,000	16,466,000
Asset Management & Custody Banks 2.57%		23,768,222

Bank of New York Co., Inc. (The)	250,000	8,050,000

Price (T. Rowe) Group, Inc. (L)	415,716	15,718,222
Auto Parts & Equipment 1.11%		10,277,500

Johnson Controls, Inc.	125,000	10,277,500
Commodity Chemicals 0.04%		341,354

Arkema, American Depositary Receipt (ADR) (France) (I)	8,750	341,354
Communications Equipment 3.79%		35,025,503

Cisco Systems, Inc. (I)	859,780	16,791,503

Nokia Corp., ADR (Finland) (L)	900,000	18,234,000
Computer Hardware 2.51%		23,222,686

International Business Machines Corp.	302,300	23,222,686
Consumer Finance 2.74%		25,332,957

American Express Co.	326,850	17,394,957

SLM Corp.	150,000	7,938,000
Data Processing & Outsourced Services 2.70%		24,942,500

Automatic Data Processing, Inc.	550,000	24,942,500
Diversified Banks 1.30%		12,000,612

Wells Fargo & Co.	178,900	12,000,612
Diversified Commercial & Professional Services 0.86%		7,952,000

Cintas Corp.	200,000	7,952,000

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer		Shares	Value

Drug Retail 2.32%			$21,490,000

CVS Corp.		700,000	21,490,000
Electrical Components & Equipment 3.17%			29,333,500

Emerson Electric Co. (L)		350,000	29,333,500
Food Distributors 1.16%			10,696,000

Sysco Corp.		350,000	10,696,000
General Merchandise Stores 1.87%			17,295,093

Target Corp. (L)		353,900	17,295,093
Health Care Distributors	1.04%		9,649,500

Cardinal Health, Inc.		150,000	9,649,500
Health Care Equipment	1.16%		10,771,424

Medtronic, Inc. (L)		229,570	10,771,424
Health Care Supplies 0.98%			9,090,000

DENTSPLY International, Inc.		150,000	9,090,000
Hotels, Resorts & Cruise Lines 2.47%			22,872,000

Marriott International, Inc. (Class A)		600,000	22,872,000
Household Products 3.80%			35,118,536

Colgate-Palmolive Co.		350,000	20,965,000

Procter & Gamble Co. (The)		254,560	14,153,536
Industrial Conglomerates 6.81%			62,973,467

3M Co. (L)		276,950	22,369,251

General Electric Co.		868,350	28,620,816

Textron, Inc.		130,000	11,983,400
Industrial Gases 2.25%			20,833,200

Praxair, Inc. (L)		385,800	20,833,200
Industrial Machinery 2.73%			25,284,602

Danaher Corp.		100,000	6,432,000

Dover Corp.		381,400	18,852,602
Integrated Oil & Gas 8.68%			80,306,650

BP Plc, ADR (United Kingdom)		126,500	8,805,665

Chevron Corp.		302,300	18,760,738

Exxon Mobil Corp.		485,872	29,808,247

Total SA, ADR (France)		350,000	22,932,000
Integrated Telecommunication Services 1.51%			13,945,000

AT&T, Inc. (L)		500,000	13,945,000

See notes to financial statements.

11

F I N A N C I A L  S TAT E M E N T S

Issuer			Shares	Value

Investment Banking & Brokerage 2.44%				$22,607,000

Merrill Lynch & Co., Inc. (L)			325,000	22,607,000
Multi-Line Insurance 2.81%				25,979,486

American International Group, Inc.			257,720	15,218,366

Hartford Financial Services Group, Inc. (The)			127,200	10,761,120
Oil & Gas Exploration & Production	1.12%			10,401,000

EOG Resources, Inc.			150,000	10,401,000
Other Diversified Financial Services	7.39%			68,367,166

Bank of America Corp.			557,600	26,820,560

Citigroup, Inc.			469,457	22,646,606

JPMorgan Chase & Co.			450,000	18,900,000
Pharmaceuticals 7.11%				65,771,094

Abbott Laboratories			551,700	24,059,637

Johnson & Johnson			382,850	22,940,372

Pfizer, Inc.			421,350	9,889,085

Wyeth			200,000	8,882,000
Regional Banks 0.99%				9,148,000

Marshall & Ilsley Corp. (L)			200,000	9,148,000
Semiconductors 2.51%				23,173,000

Analog Devices, Inc. (L)			200,000	6,428,000

Linear Technology Corp. (L)			500,000	16,745,000
Soft Drinks 2.69%				24,906,093

PepsiCo, Inc. (L)			414,825	24,906,093
Specialty Chemicals 1.36%				12,530,000

Rohm & Haas Co. (L)			250,000	12,530,000
Systems Software 1.70%				15,682,065

Microsoft Corp.			673,050	15,682,065
Tobacco 2.41%				22,326,392

Altria Group, Inc.			304,050	22,326,392

		Credit
Issuer, description		rating (A)	Shares	Value

Preferred stocks 0.69%				$6,395,628

(Cost $6,000,000)
Oil & Gas Exploration & Production	0.69%			6,395,628

Lasmo America Ltd., 8.15%, Ser A (S)		A+	60,000	6,395,628

See notes to financial statements.

12

F I N A N C I A L  S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 17.41%			$161,068,233

(Cost $161,068,233)
Joint Repurchase Agreement 4.47%			41,347,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley —
Dated 6-30-06 due 7-3-06 (Secured by
U.S. Treasury Inflation Indexed Note 1.875%
due 7-15-15)	4.550%	$41,347	41,347,000

		Shares
Cash Equivalents 12.94%			119,721,233

AIM Cash Investment Trust (T)		119,721,233	119,721,233

Total investments 112.39%			$1,039,603,883

Other assets and liabilities, net (12.39%)			($114,641,371)

Total net assets 100.00%			$924,962,512

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.
(I) Non-income-producing security.
(L) All or a portion of this security is on loan as of June 30, 2006.
(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,395,628 or 0.69% of the Fund’s net assets as of June 30, 2006.
(T) Represents investment of securities lending collateral.
Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
June 30, 2006
(unaudited)
This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets

Investments at value (cost $802,794,633)
including $117,373,758 of securities loaned	$1,039,603,883
Cash	792
Receivable for investments sold	8,431,838
Receivable for shares sold	91,426
Dividends and interest receivable	862,539
Other assets	221,321
Total assets	1,049,211,799

Liabilities

Payable for investments purchased	1,533,570
Payable for shares repurchased	1,023,714
Payable upon return of securities loaned	119,721,233
Payable to affiliates
Management fees	1,399,722
Distribution and service fees	30,493
Other	222,246
Other payables and accrued expenses	318,309
Total liabilities	124,249,287

Net assets

Capital paid-in	608,522,435
Accumulated net realized gain on investments	79,861,090
Net unrealized appreciation of investments	236,809,250
Distributions in excess of net investment income	(230,263)
Net assets	$924,962,512

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($782,203,514 ÷ 40,989,676 shares)	$19.08
Class B ($124,189,461 ÷ 6,523,655 shares)	$19.04
Class C ($15,548,051 ÷ 815,518 shares)	$19.07
Class I ($2,899,276 ÷ 151,914 shares)	$19.08
Class R ($122,210 ÷ 6,428 shares)	$19.01

Maximum offering price per share

Class A1 ($19.08 ÷ 95%)	$20.08

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
June 30, 2006
(unaudited)1
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income

Dividends (net of foreign withholding taxes of $119,888)	$9,688,857
Interest	834,486
Securities lending	53,004
Total investment income	10,576,347

Expenses

Investment management fees	2,835,531
Class A distribution and service fees	1,206,061
Class B distribution and service fees	700,376
Class C distribution and service fees	81,430
Class R distribution and service fees	149
Class A, B and C transfer agent fees	1,085,506
Class I transfer agent fees	740
Class R transfer agent fees	724
Accounting and legal services fees	91,861
Printing	73,336
Custodian fees	69,483
Miscellaneous	36,959
Registration and filing fees	33,419
Professional fees	25,304
Trustees’ fees	24,005
Securities lending fees	1,989
Related party fees
Compliance fees	12,465
Total expenses	6,279,338
Less expense reductions	(40,408)
Net expenses	6,238,930
Net investment income	4,337,417

Realized and unrealized gain (loss)

Net realized gain on investments	64,189,671
Change in net unrealized appreciation
(depreciation) of investments	(33,366,149)
Net realized and unrealized gain	30,823,522
Increase in net assets from operations	$35,160,939

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

15

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS
These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$8,445,642	$4,337,417
Net realized gain	68,501,816	64,189,671
Change in net unrealized
appreciation (depreciation)	(56,887,512)	(33,366,149)
Increase in net assets resulting
from operations	20,059,946	35,160,939
Distributions to shareholders
From net investment income
Class A	(7,939,692)	(4,039,656)
Class B	(406,281)	(207,149)
Class C	(43,810)	(25,101)
Class I	(40,605)	(21,716)
Class R	(857)	(124)
From net realized gain
Class A	(54,311,915)	—
Class B	(10,292,451)	—
Class C	(1,119,755)	—
Class I	(196,253)	—
Class R	(8,080)	—
	(74,359,699)	(4,293,746)
From Fund share transactions	(150,021,232)	(98,864,539)

Net assets

Beginning of period	1,197,280,843	992,959,858
End of period [2]	$992,959,858	$924,962,512

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Includes distribution in excess of net investment income of $287,122 and $230,263, respectively.

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1,2] 12-31-02[1]		12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$23.35	$19.88	$15.81	$18.74	$19.54	$18.51
Net investment income[4]	0.32	0.24	0.14	0.17	0.10	0.10
Net realized and unrealized
gain (loss) on investments	(1.77)	(3.94)	2.93	0.80	0.27	0.57
Total from
investment operations	(1.45)	(3.70)	3.07	0.97	0.37	0.67
Less distributions
From net investment income	(0.37)	(0.25)	(0.14)	(0.17)	(0.18)	(0.10)
From net realized gain	(1.65)	(0.12)	—	—	(1.30)	—
	(2.02)	(0.37)	(0.14)	(0.17)	(1.48)	(0.10)
Net asset value, end of period	$19.88	$15.81	$18.74	$19.54	$18.51	$19.08
Total return[5] (%)	(6.06)	(18.68)	19.55	5.23	2.28[6]	3.61[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,217	$908	$998	$936	$818	$782
Ratio of expenses
to average net assets (%)	1.10	1.17	1.24	1.20	1.18	1.18[8]
Ratio of gross expenses
to average net assets[9] (%)	—	—	—	—	1.20	1.19[8]
Ratio of net investment income
to average net assets (%)	1.50	1.36	0.85	0.91	1.01	1.01[8]
Portfolio turnover (%)	76	85	47	20	30	18

See notes to financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01[1,2] 12-31-02[1]		12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$23.31	$19.86	$15.79	$18.71	$19.49	$18.46
Net investment income[4]	0.17	0.12	0.03	0.03	0.03	0.03
Net realized and unrealized
gain (loss) on investments	(1.76)	(3.94)	2.92	0.80	0.27	0.58
Total from investment operations	(1.59)	(3.82)	2.95	0.83	0.30	0.61
Less distributions
From net investment income	(0.21)	(0.13)	(0.03)	(0.05)	(0.04)	(0.03)
From net realized gain	(1.65)	(0.12)	—	—	(1.30)	—
	(1.86)	(0.25)	(0.03)	(0.05)	(1.34)	(0.03)
Net asset value, end of period	$19.86	$15.79	$18.71	$19.49	$18.46	$19.04
Total return[5] (%)	(6.66)	(19.29)	18.75	4.45	1.57[6]	3.31[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$551	$328	$315	$232	$155	$124
Ratio of expenses
to average net assets (%)	1.80	1.87	1.94	1.90	1.89	1.88[8]
Ratio of gross expenses
to average net assets[9] (%)	—	—	—	—	1.90	1.89[8]
Ratio of net investment income
to average net assets (%)	0.80	0.65	0.16	0.18	0.21	0.31[8]
Portfolio turnover (%)	76	85	47	20	30	18

See notes to financial statements.

18

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$23.33	$19.88	$15.81	$18.73	$19.52	$18.49
Net investment income[4]	0.17	0.12	0.03	0.04	0.03	0.03
Net realized and unrealized
gain (loss) on investments	(1.76)	(3.94)	2.92	0.80	0.27	0.58
Total from
investment operations	(1.59)	(3.82)	2.95	0.84	0.30	0.61
Less distributions
From net investment income	(0.21)	(0.13)	(0.03)	(0.05)	(0.04)	(0.03)
From net realized gain	(1.65)	(0.12)	—	—	(1.30)	—
	(1.86)	(0.25)	(0.03)	(0.05)	(1.34)	(0.03)
Net asset value, end of period	$19.88	$15.81	$18.73	$19.52	$18.49	$19.07
Total return[5] (%)	(6.66)	(19.27)	18.73	4.50	1.57[6]	3.30[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$24	$32	$27	$17	$16
Ratio of expenses
to average net assets (%)	1.80	1.87	1.94	1.90	1.89	1.88[8]
Ratio of gross expenses
to average net assets[9] (%)	—	—	—	—	1.90	1.89[8]
Ratio of net investment income
to average net assets (%)	0.82	0.67	0.14	0.19	0.21	0.31[8]
Portfolio turnover (%)	76	85	47	20	30	18

See notes to financial statements.

19

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-03[10]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$18.09	$18.74	$19.54	$18.51
Net investment income[4]	0.01	0.26	0.14	0.14
Net realized and unrealized
gain on investments	0.67	0.80	0.27	0.57
Total from investment operations	0.68	1.06	0.41	0.71
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)	(0.14)
From net realized gain	—	—	(1.30)	—
	(0.03)	(0.26)	(1.57)	(0.14)
Net asset value, end of period	$18.74	$19.54	$18.51	$19.08
Total return[5] (%)	3.78[7]	5.73	2.76	3.85[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	$3
Ratio of expenses
to average net assets (%)	0.70[8]	0.72	0.72	0.72[8]
Ratio of net investment income
to average net assets (%)	0.92[8]	1.38	1.40	1.48[8]
Portfolio turnover (%)	47	20	30	18

See notes to financial statements.

20

F I N A N C I A L  H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-03[10]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$16.63	$18.75	$19.54	$18.45
Net investment income[4]	0.02	0.19	0.01	0.01
Net realized and unrealized
gain on investments	2.11	0.79	0.28	0.57
Total from investment operations	2.13	0.98	0.29	0.58
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)	(0.02)
From net realized gain	—	—	(1.30)	—
	(0.01)	(0.19)	(1.44)	(0.02)
Net asset value, end of period	$18.75	$19.54	$18.45	$19.01
Total return[5] (%)	12.84[7]	5.22	1.75	3.14[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]	—[11]
Ratio of expenses
to average net assets (%)	1.69[8]	1.13	1.74	2.13[8]
Ratio of net investment income
to average net assets (%)	0.27[8]	1.00	0.37	0.08[8]
Portfolio turnover (%)	47	20	30	18

1 Audited by previous auditor.

2 As required, effective 1-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 1-1-01, have not been restated to reflect this change in presentation.

3 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the period shown.

10 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.

11 Less than $500,000.

See notes to financial statements.

21

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Sovereign Investors Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net

22

realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2006 the Fund loaned securities having a market value of $117,373,758 collateralized by cash in the amount of $119,721,233. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,585,268 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 — $2,395,515, December 31, 2009 — $1,043,666 and December 31, 2010 —$146,087. Availability of a certain amount of the loss carryforward, which was acquired on December 5, 2003, in a merger with John Hancock Dividend Performers Fund, and on December 19, 2003, in a merger with John Hancock Large Cap Spectrum Fund, may be limited in a given year.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of

23

the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $8,431,245 and long-term capital gain $65,928,454. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% in excess of $2,500,000,000 of the Fund’s average daily net asset value. Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund, and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by

24

the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $165,002 with regard to sales of Class A shares. Of this amount, $25,166 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $83,994 was paid as sales commissions to unrelated broker-dealers and $55,842 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $146,770 for Class B shares and $482 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R shares average net asset value, plus a fee for reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $40,408 for the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $91,861. The Fund also paid the Adviser the amount of $4,661 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 6,013 Class R shares of bene-ficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is

25

borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,812,747	$54,258,333	1,359,378	$25,956,584
Distributions reinvested	3,125,835	58,528,124	197,572	3,750,947
Repurchased	(9,635,253)	(186,326,304)	(4,767,140)	(91,072,424)
Net decrease	(3,696,671)	($73,539,847)	(3,210,190)	($61,364,893)

Class B shares

Sold	477,182	$9,185,223	186,505	$3,558,650
Distributions reinvested	552,767	10,305,722	10,499	198,622
Repurchased	(4,539,504)	(87,398,767)	(2,062,409)	(39,239,990)
Net decrease	(3,509,555)	($67,907,822)	(1,865,405)	($35,482,718)

Class C shares

Sold	63,677	$1,225,698	19,791	$377,974
Distributions reinvested	57,497	1,073,697	1,215	23,009
Repurchased	(570,308)	(11,002,122)	(116,856)	(2,235,798)
Net decrease	(449,134)	($8,702,727)	(95,850)	($1,834,815)

Class I shares

Sold	13,069	$252,541	8,628	$164,905
Distributions reinvested	12,581	235,824	1,136	21,580
Repurchased	(18,642)	(359,314)	(19,398)	(372,437)
Net increase (decrease)	7,008	$129,051	(9,634)	($185,952)

Class R shares

Sold	82	$1,567	302	$5,762
Distributions reinvested	14	270	1	8
Repurchased	(90)	(1,724)	(100)	(1,931)
Net increase	6	$113	203	$3,839

Net decrease	(7,648,346)	($150,021,232)	(5,180,876)	($98,864,539)

[1] Semiannual period from 1-1-06 through 6-30-06. Unaudited.

26

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $166,480,633 and $292,968,051, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $802,810,917. Gross unrealized appreciation and depreciation of investments aggregated $245,231,604 and $8,438,638, respectively, resulting in net unrealized appreciation of $236,792,966. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

27

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Sovereign Investors Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock Sovereign Investors Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.

28

The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the review periods ended December 31, 2005 was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and sub-advisory fee Rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than or equal to the median of the Peer Group, and were lower than or not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and plans for improving overall performance supported the re-approval of the Advisory Agreements.

29

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

30

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

31

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

32

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
Officers	Management LLC	Hale and Dorr LLP
Keith F. Hartstein	101 Huntington Avenue	60 State Street
President and	Boston, MA 02199	Boston, MA 02109-1803
Chief Executive Officer
William H. King	Principal distributor
Vice President and Treasurer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Sovereign Investors Fund.

290SA 6/06
8/06

JOHN HANCOCK

Balanced Fund

6.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 16

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the Fund allocates its investments among a diversified mix of debt and equity securities.

Over the past six months

*  Stocks posted modest gains and bonds lost some ground amid a changing environment.

*  The Fund’s high stake in energy-related stocks helped performance.

*  The Fund’s fixed-income portfolio benefited from being relatively less sensitive to interest rate changes.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.6%	United States Treasury
3.7%	British Energy Group Plc.
3.2%	Novelis, Inc.
3.1%	Suncor Energy, Inc.
3.1%	Newmont Mining Corp.
3.0%	Williams Cos., Inc. (The)
2.9%	Microsoft Corp.
2.8%	Denbury Resources, Inc.
2.3%	Chunghwa Telecom Co., Ltd.
2.3%	Lasmo America Ltd., Ser A

As a percentage of net assets on June 30, 2006.

1

BY TIMOTHY E. KEEFE, CFA, ROGER C. HAMILTON, AND JEFFREY N. GIVEN, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK

Balanced Fund

Recently, Jeffrey N. Given joined the Fund’s portfolio management team. Mr. Given, a second vice president, joined John Hancock in 1993 and is currently on the portfolio management teams for several other John Hancock fixed-income funds. He has more than 13 years of experience in the investment industry.

Stocks started the New Year with strong gains, as global economic growth fueled solid earnings growth, overshadowing concerns about rising interest rates, geopolitical conflict and a slowing housing market. Stocks reversed course in the second quarter amid growing uncertainties over the direction of future Federal Reserve policy and the outcome of upcoming Congressional elections. Declining global liquidity, spurred by Japan’s decision to lower its money supply, and talk of higher interest rates by central banks worldwide further pressured the market’s returns. Late in June, stocks rallied again, as the Fed eased inflation worries and indicated it might be nearly finished raising interest rates. The Standard & Poor’s 500 Index closed the first half of 2006 with a 2.71% return that included reinvested dividends.

“Stocks reversed course in the second quarter amid growing uncertainties over the direction of future Federal Reserve policy...”

Over the same period, the Lehman Brothers Aggregate Bond Index returned –0.72% . Short-term bond yields rose, as the federal funds rate — the rate banks charge each other for overnight loans —climbed to 5.25%, up from 4.25% at the start of the year. Bond prices move in the opposite direction of interest rates. Long-term bond returns suffered, as inflation crept higher. Declining global liquidity increased credit concerns, hurting higher-yielding sectors.

Performance and strategy review

For the six months ended June 30, 2006, John Hancock Balanced Fund’s Class A, Class B, Class C and Class I shares returned 5.88%, 5.50%, 5.50% and 6.15%, respectively, at net asset value. The Fund beat the Morningstar Moderate Allocation category average, which returned 2.24% over the same period.1 In the same period,

2

a blended index of 50% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index returned 1.35% and the Lehman Brothers Government/Credit Bond Index returned –1.15% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

The Fund’s biggest gains came from stock picking, as we focused on undervalued stocks with the potential to benefit from rising asset prices or strong earnings growth. Stocks accounted for 61% of assets at period end — close to the neutral position of 60% — with the balance in bonds and cash.

Winners in utilities and energy

Our belief that growing global demand and tight supply would drive long-term oil and gas prices resulted in the Fund’s having a much higher stake than the S&P 500 Index in energy-related stocks. Our biggest gains came from a large stake in British Energy Group Plc, a low-cost nuclear power producer in Great Britain. The stock rallied sharply, as high energy prices fueled rising power rates and the company announced plans to expand capacity. In the energy sector, we focused on companies with long-lived resources, including Suncor Energy, Inc. and Denbury Resources, Inc. Suncor, which has decades of reserves in the vast oil sands of Alberta, Canada, rallied nicely. Denbury Resources, an exploration and production company that uses carbon dioxide to extract oil from old reserves in the southern United States, climbed as investors began to recognize the value of both the company’s growing assets and its carbon dioxide monopoly in Mississippi.

Added gains from technology and industrial stocks

The Fund did well by having a relatively small stake in technology, where earnings and revenue growth, particularly in the Internet area, slowed. Strong stock picking also helped performance. Brocade Communications Systems, Inc., which provides switching solutions for storage networks, did particularly well. The company’s competitive lead in introducing new products, coupled with market share gains, helped it beat earnings growth expectations. Brocade’s

“The Fund’s biggest gains came from stock picking...”

3

Sector
distribution[2]

Energy	15%

Government —
U.S.	14%

Financials	11%

Utilities	10%

Health care	9%

Materials	8%

Consumer
discretionary	5%

Information
technology	5%

Government
agencies	4%

Telecommunication
services	4%

Consumer
staples	3%

Industrials	3%

returns more than offset disappointing performance from the Fund’s large stake in Microsoft Corp., whose stock declined as the company delayed new product launches and increased spending to compete with Google. Elsewhere, top contributors to performance included Clean Harbors, Inc., a hazardous waste firm benefiting from solid earnings growth, an improved balance sheet and growth prospects related to a recent acquisition. News Corp., a diversified global media company, also aided returns, as it prospered from renewed investor interest and more shareholder-friendly corporate governance policies.

Disappointing returns from telecommunications and financials

In the telecom sector, we avoided U.S. regional Bell operating companies (RBOCs), which rebounded after a prolonged period of weakness. We invested instead in Chunghwa Telecommunications Co., Ltd., a phone company in Taiwan with higher free cash flow yields than the RBOCs. As global liquidity declined, emerging-markets stocks suffered, hampering Chunghwa’s near-term returns. In financials, Willis Group Holdings Ltd., a property and casualty insurance broker, and Endurance Specialty Holdings,

Ltd., a Bermuda-based reinsurance company, both faltered as industry rate increases failed to materialize. Detractors from other sectors included Amgen, Inc., a pharmaceutical company, and Constellation Energy Group, an electric utility. Amgen battled slowing sales for some key products, while Constellation ran into difficulty obtaining approval for steep rate increases in Maryland.

Helpful fixed-income positioning

The Fund’s fixed-income portfolio was much less sensitive to rising interest rates than the Lehman Brothers Aggregate Bond Index.

4

This positioning helped performance as interest rates rose and bond prices fell. In addition, many of our corporate bonds had short maturities, which meant they were not hurt as much when the difference between yields on corporate and Treasury bonds widened. We sold bonds issued by Ford Motor Company amid concerns the company would continue to lose market share. In their place, we bought Treasury bonds with similar maturities. By period end, the Fund’s Treasury stake slightly exceeded its corporate weighting. The Fund also had a sizable investment in cash, which we viewed as a solid investment given current interest rates.

“We expect the stock market to remain choppy, especially if uncertainties persist and liquidity remains constrained.”

Cautious outlook

We expect the stock market to remain choppy, especially if uncertainties persist and liquidity remains constrained. However, we do not anticipate any significant changes to the Fund’s sector weightings. We plan to keep above-average stakes in energy and precious metals, which can be volatile but have strong long-term growth prospects. Stocks will most likely remain near our neutral allocation of 60% of assets. We would consider adding to our equity stake if a market downturn provided a good buying opportunity. On the fixed-income side, we expect to remain positioned for interest rates and inflation rates to inch higher.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	10-5-92	10-5-92	5-3-99	3-1-02

Average annual returns with maximum sales charge (POP)
One year	8.48%	8.38%	12.38%	14.82%

Five years	2.99	2.97	3.32	—

Ten years	5.26	5.21	—	—

Since inception	—	—	1.20	5.81

Cumulative total returns with maximum sales charge (POP)
Six months	0.61	0.50	4.50	6.15

One year	8.48	8.38	12.38	14.82

Five years	15.85	15.75	17.73	—

Ten years	66.91	66.14	—	—

Since inception	—	—	8.92	27.70

SEC 30-day yield as of June 30, 2006
	1.53	0.93	0.92	2.11

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

	Class B1	Class C1,3	Class I2,4
Period beginning	6-30-96	5-3-99	3-1-02

Balanced Fund	$16,614	$10,892	$12,770

Index 1	21,233	12,367	12,360

Index 2	22,236	10,495	12,119

Index 3	18,337	14,682	12,122

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500/Lehman Brothers Aggregate Index Blend — Index 1 — A blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues. Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index — Index 3 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

3 Index 1, as of April 30, 1999.

4 Index 1, as of Feb. 28, 2002.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,058.80	$6.75
Class B	1,055.00	10.30
Class C	1,055.00	10.30
Class I	1,061.50	4.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,018.65	$6.61
Class B	1,015.18	10.10
Class C	1,015.18	10.10
Class I	1,021.18	4.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.02%, 2.02% and 0.81% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, common stocks, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 10.36%					$14,405,010
(Cost $13,985,327)
Broadcasting & Cable TV 0.73%					1,009,902

Comcast Cable Communications, Inc.,
Note	6.200%	11-15-08	BBB+	$1,000	1,009,902
Consumer Finance 0.73%					1,013,302

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA–	1,000	1,013,302
Electric Utilities 2.17%					3,019,228

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,024,365

Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB–	1,944	1,994,863
Electrical Components & Equipment	1.28%				1,780,210

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,780,210
Gas Utilities 0.01%					15,066

Kinder Morgan Energy Partners, L.P.,
Sr Bond	7.750	03-15-32	BBB+	14	15,066
Health Care Services 1.44%					2,006,992

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB–	2,000	2,006,992
Multi-Utilities 1.74%					2,421,436

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,421,436
Other Diversified Financial Services	1.53%				2,130,574

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	1,000	1,111,780

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,018,794

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products 0.01%					$7,070

Norske Skogindustrier ASA,
Note (Norway) (S)	7.625%	10-15-11	BBB–	$7	7,070
Regional Banks 0.71%					987,967

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB–	1,000	987,967
Specialized Finance 0.01%					13,263

Principal Life Global Funding I,
Note (S)	6.250	02-15-12	AA	13	13,263

Issuer				Shares	Value

Common stocks 60.96%					$84,755,369
(Cost $72,764,642)
Agricultural Products 1.64%					2,273,580

Corn Products International, Inc.				74,300	2,273,580
Aluminum 3.20%					4,455,191

Novelis, Inc. (Canada)				206,450	4,455,191
Biotechnology 2.07%					2,879,958

Amgen, Inc. (I)				17,800	1,161,094

OSI Pharmaceuticals, Inc. (I) (L)				52,150	1,718,864
Broadcasting & Cable TV 2.76%					3,843,433

Liberty Global, Inc. (Class A) (I)				122,964	2,643,726

NTL, Inc.				48,181	1,199,707
Coal & Consumable Fuels 0.01%					10,800

Massey Energy Co.				300	10,800
Computer Storage & Peripherals 0.20%					282,440

Brocade Communications Systems, Inc. (I)				46,000	282,440
Data Processing & Outsourced Services 0.32%					444,033

Wright Express Corp. (I)				15,450	444,033
Diversified Capital Markets 1.39%					1,936,205

UBS AG (Switzerland)				17,650	1,936,205
Diversified Metals & Mining 0.26%					359,307

Birch Mountain Resources Ltd. (Canada) (I)				72,150	359,307
Electric Utilities 3.72%					5,168,900

British Energy Group Plc (United Kingdom) (I)				415,257	5,168,900

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value

Environmental & Facilities Services 1.52%		$2,109,422

Clean Harbors, Inc. (I)	52,330	2,109,422
Food Retail 1.79%		2,491,119

Tesco Plc (United Kingdom)	403,257	2,491,119
Footwear 1.25%		1,737,450

Nike, Inc. (Class B)	21,450	1,737,450
Gas Utilities 1.86%		2,583,418

Southern Union Co.	95,470	2,583,418
Gold 3.08%		4,283,096

Newmont Mining Corp.	80,920	4,283,096
Health Care Equipment 0.92%		1,277,465

Hospira, Inc. (I)	29,750	1,277,465
Independent Power Producers & Energy Traders 0.85%		1,183,084

Constellation Energy Group	21,700	1,183,084
Insurance Brokers 1.83%		2,546,142

Marsh & McLennan Cos., Inc.	36,850	990,897

Willis Group Holdings Ltd. (Bermuda)	48,450	1,555,245
Integrated Oil & Gas 3.66%		5,082,994

Sasol Ltd., American Depositary Receipt (ADR) (South Africa)	20,599	795,945

Suncor Energy, Inc. (Canada)	52,920	4,287,049
Integrated Telecommunication Services 2.45%		3,411,595

Chunghwa Telecom Co., Ltd., ADR (Taiwan)	173,951	3,212,875

Embarq Corp. (I)	4,848	198,720
Internet Software & Services 2.02%		2,804,517

eBay, Inc. (I)	95,750	2,804,517
Life & Health Insurance 0.61%		843,045

Prudential Financial, Inc.	10,850	843,045
Movies & Entertainment 0.74%		1,033,620

News Corp. (Class B) (L)	51,220	1,033,620
Oil & Gas Exploration & Production 5.64%		7,837,138

Denbury Resources, Inc. (I)	122,400	3,876,408

EnCana Corp. (Canada)	18,700	984,368

Riata Energy, Inc. (I)(S)	100,000	1,825,000

Southwestern Energy Co. (I)	36,950	1,151,362
Oil & Gas Storage & Transportation 2.99%		4,162,752

Williams Cos., Inc. (The)	178,200	4,162,752

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value

Other Diversified Financial Services 0.25%		$342,504

Citigroup, Inc.	7,100	342,504
Pharmaceuticals 4.26%		5,925,813

Abbot Laboratories	44,150	1,925,381

Anesiva, Inc. (I)	23,900	181,640

Nastech Pharmaceutical Co., Inc. (I) (L)	47,000	742,600

Novartis AG, ADR (Switzerland)	26,606	1,434,596

Shire Plc, ADR (United Kingdom)	37,115	1,641,596
Precious Metals & Minerals 1.65%		2,294,000

Silver Standard Resources, Inc. (Canada) (I)	114,700	2,294,000
Property & Casualty Insurance 1.64%		2,282,250

Berkshire Hathaway, Inc. (Class B) (I)	750	2,282,250
Reinsurance 2.26%		3,137,600

Endurance Specialty Holdings Ltd. (Bermuda)	98,050	3,137,600
Systems Software 2.86%		3,975,097

Microsoft Corp.	170,605	3,975,097
Wireless Telecommunication Services 1.26%		1,757,401

Sprint Nextel Corp.	87,914	1,757,401

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 2.30%					$3,197,814
(Cost $3,000,000)
Oil & Gas Exploration & Production 2.30%					3,197,814

Lasmo America Ltd., 8.15%, Ser A (S)			A+	30,000	3,197,814

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 17.79%					$24,726,572
(Cost $25,251,994)
Government U.S. 13.58%					18,870,880

United States Treasury,
Bond (L)	6.000%	02-15-26	AAA	$1,000	1,083,203
Bond (L)	5.375	02-15-31	AAA	675	686,655
Note (L)	6.000	08-15-09	AAA	750	768,721
Note (L)	4.875	05-31-08	AAA	1,500	1,491,621
Note (L)	4.250	10-15-10	AAA	8,000	7,742,496
Note (L)	4.000	03-15-10	AAA	2,000	1,925,860

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. (continued)

United States Treasury, (continued)
Note (L)	3.875%	07-15-10	AAA	$1,000	$955,977
Note (L)	3.875	02-15-13	AAA	3,000	2,792,577
Note (L)	3.375	09-15-09	AAA	1,500	1,423,770
Government U.S. Agency 4.21%					5,855,692

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	28	28,967
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	77	79,292
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	34	35,194
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	623	590,892
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	15	16,035
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	19	19,714
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,891
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	10	10,246
Note (L)	6.000	05-15-11	AAA	1,500	1,532,329

Financing Corp.,
Bond Ser E	9.650	11-02-18	AAA	1,790	2,423,925

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,611
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	269	274,055

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	854	827,541

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 10.61%			$14,752,654
(Cost $14,752,654)
Joint Repurchase Agreement 8.04%			11,173,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley —
Dated 6-30-0, due 7-3-06 (Secured by
U.S. Treasury Inflation Indexed Note 1.875%
due 7-15-15)	4.550%	$11,173	11,173,000
		Shares
Cash Equivalents 2.57%			3,579,654

AIM Cash Investment Trust (T)		3,579,654	3,579,654

Total investments 102.02%			$141,837,419

Other assets and liabilities, net (2.02%)			($2,803,223)

Total net assets 100.00%			$139,034,196

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,043,147 or 3.63% of the Fund’s net assets as of June 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $129,754,617)
including $24,091,513 of securities loaned	$141,837,419
Cash	202
Receivable for investments sold	664,731
Receivable for shares sold	239,330
Dividends and interest receivable	655,951
Other assets	22,856
Total assets	143,420,489

Liabilities
Payable for investments purchased	412,229
Payable for shares repurchased	204,200
Payable upon return of securities loaned	3,579,654
Payable to affiliates
Management fees	67,718
Distribution and service fees	5,109
Other	42,938
Other payables and accrued expenses	74,445
Total liabilities	4,386,293

Net assets
Capital paid-in	119,622,657
Accumulated net realized gain on investments
and foreign currency transactions	7,473,734
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies	12,083,034
Distributions in excess of net investment income	(145,229)
Net assets	$139,034,196

Net asset value per share
Based on net asset values and shares outstanding — the
Fund has an unlimited number of shares authorized
with no par value
Class A ($96,881,526 ÷ 7,315,240 shares)	$13.24
Class B ($26,259,864 ÷ 1,983,214 shares)	$13.24
Class C ($7,824,984 ÷ 590,924 shares)	$13.24
Class I ($8,067,822 ÷ 608,954 shares)	$13.25

Maximum offering price per share
Class A1 ($13.24 ÷ 95%)	$13.94

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

16

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$1,230,626
Dividends (net of foreign withholding taxes of $18,714)	579,918
Securities lending	10,422
Total investment income	1,820,966

Expenses
Investment management fees	411,283
Class A distribution and service fees	143,094
Class B distribution and service fees	133,733
Class C distribution and service fees	35,628
Class A, B and C transfer agent fees	168,049
Class I transfer agent fees	1,957
Registration and filing fees	30,796
Custodian fees	21,729
Printing	16,833
Professional fees	14,547
Accounting and legal services fees	12,093
Miscellaneous	7,025
Trustees’ fees	3,698
Compliance fees	2,173
Interest	1,496
Securities lending fees	395
Total expenses	1,004,529
Net investment income	816,437

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	6,683,425
Foreign currency transactions	(1,248)
Change in net unrealized appreciation (depreciation) of
Investments	226,340
Translation of assets and liabilities in foreign currencies	232
Net realized and unrealized gain	6,908,749
Increase in net assets from operations	$7,725,186

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

17

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$1,204,425	$816,437
Net realized gain	17,104,472	6,682,177
Change in net unrealized
appreciation (depreciation)	(2,972,889)	226,572
Increase in net assets resulting
from operations	15,336,008	7,725,186
Distributions to shareholders
From net investment income
Class A	(1,148,486)	(717,408)
Class B	(164,103)	(105,472)
Class C	(30,069)	(29,292)
Class I	(123,476)	(78,877)
From net realized gain
Class A	(3,147,993)	—
Class B	(940,374)	—
Class C	(213,956)	—
Class I	(256,360)	—
	(6,024,817)	(931,049)
From Fund share transactions	(206,856)	(288,311)

Net assets
Beginning of period	123,424,035	132,528,370
End of period[2]	$132,528,370	$139,034,196

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Includes distributions in excess of net investment income of $30,617 and $145,229, respectively.

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$13.03	$12.02	$9.61	$11.15	$11.67	$12.60
Net investment income[4]	0.30	0.23	0.17	0.19	0.13	0.09
Net realized and unrealized
gain (loss) on investments	(0.99)	(2.40)	1.56	0.56	1.41	0.65
Total from
investment operations	(0.69)	(2.17)	1.73	0.75	1.54	0.74
Less distributions
From net investment income	(0.32)	(0.24)	(0.19)	(0.23)	(0.16)	(0.10)
From net realized gain	—	—	—	—	(0.45)	—
	(0.32)	(0.24)	(0.19)	(0.23)	(0.61)	(0.10)
Net asset value, end of period	$12.02	$9.61	$11.15	$11.67	$12.60	$13.24
Total return[5] (%)	(5.23)	(18.19)	18.21	6.78[6]	13.36[6]	5.88[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$136	$85	$88	$86	$92	$97
Ratio of expenses
to average net assets (%)	1.37	1.39	1.41	1.35	1.35	1.32[8]
Ratio of adjusted expenses
to average net assets[9] (%)	—	—	—	1.39	1.37	—
Ratio of net investment income
to average net assets (%)	2.45	2.15	1.70	1.72	1.13	1.42[8]
Portfolio turnover (%)	98	86	60	56	88	31

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$13.03	$12.01	$9.61	$11.15	$11.67	$12.60
Net investment income[4]	0.22	0.16	0.10	0.11	0.05	0.04
Net realized and unrealized
gain (loss) on investments	(1.00)	(2.40)	1.56	0.56	1.41	0.65
Total from
investment operations	(0.78)	(2.24)	1.66	0.67	1.46	0.69
Less distributions
From net investment income	(0.24)	(0.16)	(0.12)	(0.15)	(0.08)	(0.05)
From net realized gain	—	—	—	—	(0.45)	—
	(0.24)	(0.16)	(0.12)	(0.15)	(0.53)	(0.05)
Net asset value, end of period	$12.01	$9.61	$11.15	$11.67	$12.60	$13.24
Total return[5] (%)	(5.99)	(18.71)	17.42	6.05[6]	12.59[6]	5.50[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$46	$28	$30	$27	$27	$26
Ratio of expenses
to average net assets (%)	2.07	2.09	2.11	2.04	2.05	2.02[8]
Ratio of adjusted expenses
to average net assets[9] (%)	—	—	—	2.08	2.07	—
Ratio of net investment income
to average net assets (%)	1.75	1.44	1.00	1.03	0.43	0.71[8]
Portfolio turnover (%)	98	86	60	56	88	31

See notes to financial statements.

20

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$13.03	$12.01	$9.61	$11.15	$11.67	$12.60
Net investment income[4]	0.21	0.16	0.10	0.11	0.05	0.04
Net realized and unrealized
gain (loss) on investments	(0.99)	(2.40)	1.56	0.56	1.41	0.65
Total from
investment operations	(0.78)	(2.24)	1.66	0.67	1.46	0.69
Less distributions
From net investment income	(0.24)	(0.16)	(0.12)	(0.15)	(0.08)	(0.05)
From net realized gain	—	—	—	—	(0.45)	—
	(0.24)	(0.16)	(0.12)	(0.15)	(0.53)	(0.05)
Net asset value, end of period	$12.01	$9.61	$11.15	$11.67	$12.60	$13.24
Total return[5] (%)	(5.99)	(18.71)	17.42	6.04[6]	12.59[6]	5.50[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$2	$4	$5	$6	$8
Ratio of expenses
to average net assets (%)	2.07	2.09	2.11	2.05	2.05	2.02[8]
Ratio of adjusted expenses
to average net assets[9] (%)	—	—	—	2.09	2.07	—
Ratio of net investment income
to average net assets (%)	1.76	1.46	0.99	1.00	0.43	0.72[8]
Portfolio turnover (%)	98	86	60	56	88	31

See notes to financial statements.

21

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-02[1,10]	12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$11.93	$9.61	$11.15	$11.67	$12.61
Net investment income[4]	0.21	0.23	0.25	0.19	0.12
Net realized and unrealized
gain (loss) on investments	(2.26)	1.56	0.55	1.43	0.65
Total from
investment operations	(2.05)	1.79	0.80	1.62	0.77
Less distributions
From net investment income	(0.27)	(0.25)	(0.28)	(0.23)	(0.13)
From net realized gain	—	—	—	(0.45)	—
	(0.27)	(0.25)	(0.28)	(0.68)	(0.13)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.61	$13.25
Total return[5] (%)	(17.29)[7]	18.87	7.31	14.02	6.15[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$7	$7	$6	$7	$8
Ratio of expenses
to average net assets (%)	1.15[8]	0.89	0.83	0.84	0.81[8]
Ratio of net investment income
to average net assets (%)	2.59[8]	2.22	2.25	1.63	1.93[8]
Portfolio turnover (%)	86	60	56	88	31

1 Audited by previous auditor.

2 As required, effective 1-01-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 1-01-01, have not been restated to reflect this change in presentation.

3 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total return would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Class I shares began operations on 3-1-01.

See notes to financial statements.

22

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Balanced Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

23

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

24

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2006, the Fund loaned securities having a market value of $24,091,513 collateralized by securities in the amount of $21,015,016 and by cash in the amount of $3,579,654. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $1,466,134 and long-term capital gain $4,558,683.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund’s average daily net asset value.

25

Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund, and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $91,198 with regard to sales of Class A shares. Of this amount, $14,719 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $69,056 was paid as sales commissions to unrelated broker-dealers and $7,423 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $19,339 for Class B shares and $1,326 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee

26

at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $12,093. The Fund also paid the Adviser the amount of $1,206 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

27

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06 [1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,074,412	$13,219,342	768,843	$10,043,273
Distributions reinvested	330,448	4,108,700	52,732	680,376
Repurchased	(1,469,318)	(17,855,578)	(771,031)	(10,109,136)
Net increase (decrease)	(64,458)	($527,536)	50,544	$614,513

Class B shares
Sold	593,775	$7,312,471	259,208	$3,381,385
Distributions reinvested	83,508	1,040,280	7,555	97,463
Repurchased	(816,887)	(9,923,366)	(446,169)	(5,817,693)
Net decrease	(139,604)	($1,570,615)	(179,406)	($2,338,845)

Class C shares
Sold	214,747	$2,690,820	178,842	$2,335,048
Distributions reinvested	17,668	220,298	2,017	26,009
Repurchased	(120,599)	(1,447,291)	(90,294)	(1,177,920)
Net increase	111,816	$1,463,827	90,565	$1,183,137

Class I shares
Sold	63,992	$789,795	46,882	$611,643
Distributions reinvested	30,578	379,836	6,113	78,877
Repurchased	(61,681)	(742,163)	(33,376)	(437,636)
Net increase	32,889	$427,468	19,619	$252,884

Net decrease	(59,357)	($206,856)	(18,678)	($288,311)

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $34,330,206 and $43,469,662, respectively. Purchases of obligations of U.S. government aggregated $5,321,484 during the period ended June 30, 2006.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes was $130,380,880. Gross unrealized appreciation and depreciation of investments aggregated $13,726,053 and $2,269,514, respectively, resulting in net unrealized appreciation of $11,456,539. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

28

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Balanced Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock Balanced Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory,

29

and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were suffi-cient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Dow Jones U.S. Moderate Portfolio Index. The Board noted that, for the 3- and 5-year periods under review, the Fund’s performance was generally competitive with the performance of the Peer Group and Category medians and benchmark index. However, the Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

30

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In

31

addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

32

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin		New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and
Charles L. Ladner*	Chief Financial Officer	Transfer agent
Dr. John A. Moore*		John Hancock Signature
Patti McGill Peterson*		Services, Inc.
Steven R. Pruchansky	Investment adviser	1 John Hancock Way,
*Members of the Audit Committee	John Hancock Advisers, LLC	Suite 1000
†Non-Independent Trustee	601 Congress Street	Boston, MA 02217-1000
Boston, MA 02210-2805

	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
Officers	Management LLC	Hale and Dorr LLP
Keith F. Hartstein	101 Huntington Avenue	60 State Street
President and	Boston, MA 02199	Boston, MA 02109-1803
Chief Executive Officer
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.

360SA 6/06 8/06

JOHN HANCOCK

Large Cap Equity Fund

6.30.2006 Semiannual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of large-
capitalization
companies in the
capitalization range
of the Standard &
Poor’s 500 Index
believed to be
undervalued and/or
offer the potential
for above-average
earnings growth.

Over the last six months

*  Large-cap stocks ended the first half of 2006 in positive territory, despite increased volatility in the second quarter.

*  Strong stock picking, particularly in the utilities, energy and materials sectors, helped the Fund outpace the Standard & Poor’s 500 Index.

*  We added to the Fund’s stake in natural gas stocks, as a build-up in storage levels and declining commodity prices created good buying opportunities.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
8.4%	British Energy Group Plc.
6.1%	Agnico-Eagle Mines Ltd.
5.7%	Denbury Resources, Inc.
5.7%	Williams Cos., Inc. (The)
5.7%	Newmont Mining Corp.
4.8%	Suncor Energy, Inc.
4.5%	EnCana Corp.
4.4%	Novelis, Inc.
3.7%	Silver Standard Resources, Inc.
3.7%	CONSOL Energy, Inc.

As a percentage of net assets on June 30, 2006.

BY TIMOTHY E. KEEFE, CFA, ROBERT C. JUNKIN, CPA, AND ROGER C. HAMILTON, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK

Large Cap Equity Fund

The stock market ended the first half of 2006 with a modest gain. For the first four months of the year, stocks climbed nicely, fueled by cash on the balance sheets of both corporations and consumers, strong economic growth and low real (or after inflation) interest rates. In May, however, market volatility increased dramatically, as global liquidity abruptly declined. Japan tightened its money supply, while other central banks began sounding more restrictive in their monetary policies. Mounting uncertainties around the Federal Reserve’s future interest rate moves further shook the market. As investors sold higher-risk investments, stock prices declined, erasing earlier gains. Sectors that had posted the biggest returns in the first quarter fell the hardest in the second. In late June, the Fed softened its tone, indicating that inflation seemed under control and the need for future interest rate hikes might diminish. Stocks rallied, leaving the Standard & Poor’s 500 Index up 2.71% with dividends reinvested for the six-month period.

“The stock market ended the first half of 2006 with a modest gain.”

Performance and strategy review

Despite challenging market conditions, John Hancock Large Cap Equity Fund held up well. The Fund’s Class A, Class B, Class C and Class I shares posted returns of 9.63%, 9.24%, 9.24% and 9.92%, respectively, at net asset value for the six months ended June 30, 2006. Over the same period, the Morningstar Large Blend funds category average was 2.39% .1 Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

Most of the Fund’s gains relative to the S&P 500 came from strong stock picking, particularly in the utilities, energy and materials sectors, where we had large concentrations. Our focus remained on undervalued securities with assets worth more than their stock prices reflected. We continued to look for large-cap companies with high free cash flow businesses, improving prospects and management teams that could create value for shareholders. We found particularly compelling opportunities in sectors where we believed strong demand and tight supply would push prices higher.

Standout performance from utilities and energy sectors

Gains in the utilities sector came largely from British Energy Group Plc., a nuclear power provider in the United Kingdom. It benefited from an attractive stock valuation and low cost structure, as rising energy prices led to higher pricing across the industry. In the energy sector, our focus was on exploration and production (e&p) companies with decades of reserves. Both Suncor Energy, Inc., which operates in the vast oil sands of Alberta, Canada, and Denbury Resources, Inc., in the southern United States, rallied sharply. Denbury, which uses carbon dioxide to extract oil from old reserves, benefited from a monopoly on carbon dioxide in Mississippi and growing reserves that became more valuable as oil prices climbed. In addition, CONSOL Energy, Inc., a low-cost coal producer, rebounded nicely as investors began realizing that plants being built with new scrubber technology would help bolster long-term demand for high-sulfur coal. CONSOL also realized value through the recent spin-off of its sizable natural gas assets.

Gains from precious metals stocks

The Fund had a large stake in precious metals, which we expected to benefit from growing global demand and tight supply. In addition, gold tends to be immune to geopolitical risk, acts as insurance against inflation and stands up well when the U.S. dollar weakens. Gold metal prices were quite volatile during the period, starting at about $517 per ounce, hitting a 26-year high of  $720 in mid-May, and then closing June at $616. Despite this volatility, Agnico-Eagle Mines Ltd., a Canadian gold mining company, closed up sharply, as recent acquisitions and rising gold prices increased the value of its assets. We added a large stake in Silver Standard Resources, Inc., a silver mining company with extensive properties. We took advantage of its attractive valuation, as investors became impatient for the company to start production and verify the full extent of its silver assets.

“Most of the Fund’s gains relative to the S&P 500 came from strong stock picking...”

Sector
distribution[2]

Energy	31%

Materials	22%

Utilities	11%

Health care	7%

Financials	5%

Information
technology	5%

Industrials	3%

Consumer
staples	3%

Telecommunications
2%

Consumer
discretionary	2%

Disappointments in short-term performance

Investors punished stocks that could not deliver on near-term expectations. The Fund’s biggest detractor was Birch Mountain Resources Ltd., an aggregates company with a near monopoly on rocks and other materials used in building roads and plants near the Canadian oil sands. The stock fell on rumors the company would issue shares to meet capital spending requirements for 2006 and 2007. Microsoft Corp. declined as the company delayed some new product launches and announced increased spending to compete with companies like Google. International Coal Group, Inc., a U.S. coal producer with long-lived assets and a pricing advantage, also tumbled when it lowered earnings expectations.

Additions to natural gas

During the period, we found good buying opportunities among natural gas stocks, whose prices had fallen as a warm winter built up inventories. Gas commodity prices fell as production costs rose. We think that a hot summer, normal winter or supply disruption could quickly reduce storage levels and boost commodity prices.

Natural gas as a resource is also becoming scarcer, which makes it attractive as an investment. We increased our stakes in Williams Cos., Inc. and Southwestern Energy Co., while building a new position in EnCana Corp. Williams has promising natural gas assets in the Rocky Mountains as well as a pipeline business, both of whose valuations rose as a result of acquisitions elsewhere in the industry. Southwestern is one of the largest, fastest growing natural gas companies in the United States, while EnCana, a large North

American company, has shed less profitable assets to focus exclusively on its long-lived resources.

More buying opportunities ahead

We believe the stock market could remain volatile, especially as it continues to struggle with the impact of a slowdown in the housing market, fears of increasing interest rates and the impact of lower consumer spending. We expect to take advantage of volatility, which often creates buying opportunities for bottom-up stock pickers. Our focus will be on attractively valued large-cap stocks that can perform well even in a challenging market environment.

“We expect to take advantage of volatility, which often creates buying opportunities for bottom-up stock pickers.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	10-4-49	8-22-91	5-1-98	3-1-01

Average annual returns with maximum sales charge (POP)
One year	17.40%	17.63%	21.63%	24.16%

Five years	–2.59	–2.69	–2.32	–1.00

Ten years	8.20	8.11	—	—

Since inception	—	—	2.82	–0.20

Cumulative total returns with maximum sales charge (POP)
Six months	4.14	4.24	8.24	9.92

One year	17.40	17.63	21.63	24.16

Five years	–12.30	–12.73	–11.06	–4.92

Ten years	119.91	118.03	—	—

Since inception	—	—	25.48	–1.05

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B1	Class C1	Class I2
Period beginning	6-30-96	5-1-98	3-1-01

Large Cap Equity Fund	$21,803	$12,548	$9,895

Index	22,236	12,864	11,202

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,096.30	$6.36
Class B	1,092.40	10.24
Class C	1,092.40	10.24
Class I	1,099.20	4.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,018.73	$6.13
Class B	1,015.01	9.86
Class C	1,015.01	9.86
Class I	1,020.98	3.86

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.22%, 1.97%, 1.97% and 0.77% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into three main categories: common stocks, options purchased and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 90.52%		$483,795,739
(Cost $386,843,169)
Agricultural Products 2.62%		14,027,040

Corn Products International, Inc.	458,400	14,027,040
Aluminum 4.44%		23,752,243

Novelis, Inc. (Canada) (L)	1,100,660	23,752,243
Biotechnology 0.48%		2,579,846

Amgen, Inc. (I)	39,550	2,579,846
Brewers 0.05%		239,347

Anheuser-Busch Cos., Inc.	5,250	239,347
Broadcasting & Cable TV 0.47%		2,484,398

NTL, Inc.	99,775	2,484,398
Coal & Consumable Fuels 0.29%		1,564,544

International Coal Group, Inc. (I)	217,600	1,564,544
Diversified Metals & Mining 16.05%		85,761,869

Agnico-Eagle Mines Ltd. (Canada) (L)	988,850	32,711,158

Birch Mountain Resources Ltd. (Canada) (I)(L)	2,049,900	10,208,502

CONSOL Energy, Inc.	419,900	19,617,728

Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)	53,300	2,953,353

Phelps Dodge Corp.	3,300	271,128

Silver Standard Resources, Inc. (Canada) (I)(L)	1,000,000	20,000,000
Electric Utilities 0.98%		5,247,440

DPL, Inc. (L)	195,800	5,247,440
Footwear 0.05%		263,250

Nike, Inc. (Class B)	3,250	263,250
Gas Utilities 1.28%		6,864,581

Southern Union Co.	253,680	6,864,581

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value

Gold 5.65%		$30,207,151

Newmont Mining Corp.	570,700	30,207,151
Health Care Equipment 1.66%		8,847,096

Hospira, Inc. (I)	66,600	2,859,804

Kinetic Concepts, Inc. (I)	108,700	4,799,105

NMT Medical, Inc. (I)(L)	118,700	1,188,187
Home Improvement Retail 0.05%		255,898

Home Depot, Inc. (The)	7,150	255,898
Hypermarkets & Super Centers 0.05%		264,935

Wal-Mart Stores, Inc.	5,500	264,935
Insurance Brokers 0.67%		3,601,620

Willis Group Holdings Ltd. (Bermuda)	112,200	3,601,620
Integrated Oil & Gas 4.85%		25,917,755

ConocoPhillips	4,800	314,544

Suncor Energy, Inc. (Canada)	316,050	25,603,211
Integrated Telecommunication Services 2.32%		12,410,824

Chunghwa Telecom Co., Ltd., American Depositary Receipt
(ADR) (Taiwan)	671,945	12,410,824
Internet Software & Services 2.84%		15,201,662

eBay, Inc. (I)(L)	510,000	14,937,900

Reynolds & Reynolds Co. (The) (Class A)	8,600	263,762
Life & Health Insurance 1.20%		6,421,905

Prudential Financial, Inc. (L)	82,650	6,421,905
Managed Health Care 0.31%		1,649,109

Aetna, Inc.	41,300	1,649,109
Multi-Utilities 8.58%		45,844,834

British Energy Group Plc (United Kingdom) (I)	3,619,486	45,053,453

Constellation Energy Group	9,725	530,207

Public Service Enterprise Group, Inc.	3,950	261,174
Oil & Gas Drilling 1.49%		7,957,950

GlobalSantaFe Corp. (Cayman Islands)	137,800	7,957,950
Oil & Gas Exploration & Production 16.41%		87,710,414

Denbury Resources, Inc. (I)(L)	960,930	30,432,653

EnCana Corp. (Canada)	459,500	24,188,080

Petrolifera Petroleum Ltd. (Canada) (I)	100,000	989,120

Plains Exploration & Production Co. (I)(L)	100,000	4,054,000

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value

Oil & Gas Exploration & Production (continued)

Riata Energy, Inc. (I)(S)	350,000	$6,387,500

Rosetta Resources, Inc. (I)	260,495	4,329,427

Southwestern Energy Co. (I)	556,150	17,329,634
Oil & Gas Refining & Marketing 5.67%		30,302,592

Williams Cos., Inc. (The)	1,297,200	30,302,592
Pharmaceuticals 4.71%		25,184,411

Abbot Laboratories	119,700	5,220,117

Anesiva, Inc. (I)	156,000	1,185,600

Nastech Pharmaceutical Co., Inc. (I)(L)	294,050	4,645,990

OSI Pharmaceuticals, Inc. (I)(L)	154,150	5,080,784

Pfizer, Inc.	11,250	264,038

Shire Plc, (ADR) (United Kingdom)	198,686	8,787,882
Precious Metals & Minerals 0.82%		4,357,686

Glamis Gold Ltd. (Canada) (I)	115,100	4,357,686
Property & Casualty Insurance 0.12%		627,709

First American Corp.	14,850	627,709
Reinsurance 3.13%		16,736,500

Berkshire Hathaway, Inc. (Class B) (I)	5,500	16,736,500
Restaurants 1.38%		7,350,000

McDonald’s Corp.	218,750	7,350,000
Systems Software 1.90%		10,161,130

Microsoft Corp.	436,100	10,161,130

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value

Options purchased 0.41%				$2,184,145
(Cost $3,157,888)
Puts 0.41%				2,184,145

Danaher Corp.	$50	January 07	1,100	44,000
Fannie Mae	50	January 07	1,350	553,500
iShares MSCI EAFE Index	90	January 07	700	427,000
Retail HOLDRs Trust	95	January 07	2,182	960,080
SCP Pool Corp.	35	July 06	1,633	8,165
Texas Instruments Inc.	35	January 07	330	191,400

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 18.38%			$98,220,234
(Cost $98,220,234)
Joint Repurchase Agreement 7.19%			38,404,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley —
Dated 6-30-06, due 7-3-06 (Secured by
U.S. Treasury Inflation Indexed Note 1.875%,
due 7-15-15)	4.550%	$38,404	38,404,000

		Shares

Cash Equivalents 11.19%			59,816,234

AIM Cash Investment Trust (T)		59,816	59,816,234

Total investments 109.31%			$584,200,118

Other assets and liabilities, net (9.31%)			($49,749,452)

Total net assets 100.00%			$534,450,666

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,387,500 or 1.20% of the Fund’s net assets as of June 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (cost $488,221,291)
including $58,652,967of securities loaned	$584,200,118
Cash	995
Receivable for investments sold	15,160,738
Receivable for shares sold	578,252
Dividends and interest receivable	179,311
Other assets	129,716
Total assets	600,249,130

Liabilities
Payable for investments purchased	4,561,622
Payable for shares repurchased	829,771
Payable upon return of securities loaned	59,816,234
Payable to affiliates
Management fees	264,963
Distribution and service fees	19,589
Other	130,470
Other payables and accrued expenses	175,815
Total liabilities	65,798,464

Net assets
Capital paid-in	973,961,971
Accumulated net realized loss on investments,
options written and foreign currency transactions	(533,501,262)
Net unrealized appreciation of investments,
options written and translation of assets and
liabilities in foreign currencies	95,978,827
Accumulated net investment loss	(1,988,870)
Net assets	$534,450,666

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($386,047,819 ÷ 19,935,741 shares)	$19.36
Class B ($125,708,075 ÷ 6,903,475 shares)	$18.21
Class C ($22,680,460 ÷ 1,245,374 shares)	$18.21
Class I ($14,312 ÷ 722 shares)	$19.84

Maximum offering price per share
Class A1 ($19.36 ÷ 95%)	$20.38

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $67,622)	$1,605,796
Interest	638,077
Securities lending	106,963
Total investment income	2,350,836

Expenses
Investment management fees	1,652,927
Class A distribution and service fees	458,877
Class B distribution and service fees	703,641
Class C distribution and service fees	105,465
Class A, B and C transfer agent fees	726,240
Class I transfer agent fees	4
Custodian fees	58,916
Accounting and legal services fees	47,894
Printing	43,951
Registration and filing fees	23,026
Professional fees	19,646
Miscellaneous	19,174
Trustees’ fees	13,808
Securities lending fees	4,015
Interest	2,125
Related party fees
Compliance fees	7,655
Total expenses	3,887,364
Less expense reductions	(44,034)
Net expenses	3,843,330
Net investment loss	(1,492,494)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	32,848,164
Options written	(2,707,620)
Foreign currency transactions	(107,603)
Change in net unrealized appreciation (depreciation) of
Investments	17,003,322
Options written	2,707,620
Translation of assets and liabilities in foreign currencies	(4)
Net realized and unrealized gain	49,743,879
Increase in net assets from operations	$48,251,385

[1] Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($2,056,935)	($1,492,494)
Net realized gain	64,342,867	30,032,941
Change in net unrealized
appreciation (depreciation)	11,375,093	19,710,938
Increase in net assets
resulting from operations	73,661,025	48,251,385
From Fund share transactions	(104,198,736)	(30,392,751)

Net assets
Beginning of period	547,129,743	516,592,032
End of period[2]	$516,592,032	$534,450,666

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Includes accumulated net investment loss of $496,376 and $1,988,870, respectively.

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$20.93	$19.10	$11.85	$14.61	$15.19	$17.66
Net investment income (loss)[3]	(0.10)	—[4]	0.01	0.06	(0.02)	(0.03)
Net realized and unrealized
gain (loss) on investments	(0.62)	(7.23)	2.75	0.54	2.49	1.73
Total from
investment operations	(0.72)	(7.23)	2.76	0.60	2.47	1.70
Less distributions
From net investment income	—	—	—	(0.02)	—	—
From net realized gain	(1.11)	(0.02)	—	—	—	—
	(1.11)	(0.02)	—	(0.02)	—	—
Net asset value, end of period	$19.10	$11.85	$14.61	$15.19	$17.66	$19.36
Total return[5] (%)	(3.36)	(37.83)	23.29	4.14[6]	16.26[6]	9.63[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$768	$365	$376	$325	$343	$386
Ratio of expenses
to average net assets (%)	1.23	1.28	1.35	1.29	1.25	1.22[8]
Ratio of gross expenses
to average net assets[9] (%)	—	—	—	1.34	1.30	1.24[8]
Ratio of net investment income
(loss) to average net assets (%)	(0.50)	0.02	0.10	0.44	(0.12)	(0.33)[8]
Portfolio turnover (%)	71	114	140	97	74	41

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01[1]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$20.52	$18.55	$11.42	$13.98	$14.45	$16.67
Net investment loss[3]	(0.25)	(0.11)	(0.08)	(0.05)	(0.13)	(0.10)
Net realized and unrealized
gain (loss) on investments	(0.61)	(7.00)	2.64	0.52	2.35	1.64
Total from
investment operations	(0.86)	(7.11)	2.56	0.47	2.22	1.54
Less distributions
From net realized gain	(1.11)	(0.02)	—	—	—	—
Net asset value, end of period	$18.55	$11.42	$13.98	$14.45	$16.67	$18.21
Total return[5] (%)	(4.12)	(38.31)	22.42	3.36[6]	15.36[6]	9.24[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$718	$290	$267	$196	$153	$126
Ratio of expenses
to average net assets (%)	1.98	2.03	2.10	2.04	2.01	1.97[8]
Ratio of gross expenses
to average net assets[9] (%)	—	—	—	2.09	2.06	1.99[8]
Ratio of net investment loss
to average net assets (%)	(1.25)	(0.74)	(0.66)	(0.35)	(0.88)	(1.09)[8]
Portfolio turnover (%)	71	114	140	97	74	41

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01[1]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$20.52	$18.55	$11.42	$13.98	$14.45	$16.67
Net investment loss[3]	(0.25)	(0.11)	(0.08)	(0.05)	(0.13)	(0.09)
Net realized and unrealized
gain (loss) on investments	(0.61)	(7.00)	2.64	0.52	2.35	1.63
Total from
investment operations	(0.86)	(7.11)	2.56	0.47	2.22	1.54
Less distributions
From net realized gain	(1.11)	(0.02)	—	—	—	—
Net asset value, end of period	$18.55	$11.42	$13.98	$14.45	$16.67	$18.21
Total return[5] (%)	(4.12)	(38.31)	22.42	3.36[6]	15.36[6]	9.24[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$120	$40	$35	$25	$20	$23
Ratio of expenses
to average net assets (%)	1.98	2.03	2.10	2.04	2.01	1.97[8]
Ratio of adjusted expenses
to average net assets[9] (%)	—	—	—	2.09	2.06	1.99[8]
Ratio of net investment loss
to average net assets (%)	(1.25)	(0.75)	(0.66)	(0.36)	(0.87)	(1.08)[8]
Portfolio turnover (%)	71	114	140	97	74	41

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-01[1,10]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$21.42	$19.11	$11.91	$14.87	$15.46	$18.05
Net investment income (loss)[3]	(0.02)	0.07	0.08	0.15	0.06	0.01
Net realized and unrealized
gain (loss) on investments	(1.18)	(7.25)	2.88	0.54	2.53	1.78
Total from
investment operations	(1.20)	(7.18)	2.96	0.69	2.59	1.79
Less distributions
From net investment income	—	—	—	(0.10)	—	—
From net realized gain	(1.11)	(0.02)	—	—	—	—
	(1.11)	(0.02)	—	(0.10)	—	—
Net asset value, end of period	$19.11	$11.91	$14.87	$15.46	$18.05	$19.84
Total return[5] (%)	(5.53)[8]	(37.55)	24.85	4.68	16.75	9.92[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$1	—[11]	—[11]	—[11]	—[11]
Ratio of expenses
to average net assets (%)	0.84[8]	0.81	0.84	0.79	0.78	0.77[8]
Ratio of net investment income (loss)
to average net assets (%)	(0.10)[8]	0.49	0.62	0.98	0.35	0.12[8]
Portfolio turnover (%)	71	114	140	97	74	41

1 Audited by previous auditor.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Class I shares began operations on 3-1-01.

11 Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Large Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no outstanding written options on June 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2006 the Fund loaned securities having a market value of $58,652,967 collateralized by cash in the amount of $59,816,234. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $565,973,312 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. The entire amount of the loss carryforward expires December 31, 2010.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $140,084 with regard to sales of Class A shares. Of this amount, $19,322 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $106,638 was paid as sales commissions to unrelated broker-dealers and $14,124 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $123,125 for Class B shares and $1,021 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s transfer agent fee if it exceeded the median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $44,034 for the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $47,894. The Fund also paid the Adviser the amount of $862 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 722 Class I shares of benefi-cial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	2,830,859	$45,492,378	2,570,709	$48,278,086
Repurchased	(4,797,780)	(75,577,617)	(2,086,207)	(39,273,508)
Net increase (decrease)	(1,966,921)	($30,085,239)	484,502	$9,004,578

Class B shares
Sold	604,177	$9,117,639	334,670	$5,924,615
Repurchased	(5,001,768)	(74,995,047)	(2,618,147)	(46,117,337)
Net decrease	(4,397,591)	($65,877,408)	(2,283,477)	($40,192,722)

Class C shares
Sold	168,338	$2,522,666	232,037	$4,110,247
Repurchased	(723,901)	(10,758,755)	(187,669)	(3,314,854)
Net increase (decrease)	(555,563)	($8,236,089)	44,368	$795,393

Net decrease	(6,920,075)	($104,198,736)	(1,754,607)	($30,392,751)

[1] Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $206,717,246 and $230,686,752, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $488,472,184. Gross unrealized appreciation and depreciation of investments aggregated $108,340,059 and $12,612,125, respectively, resulting in net unrealized appreciation of $95,727,934. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Large Cap Equity Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock Large Cap Equity Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 3- and 10-year periods was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 5-year period under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians and benchmark index. However, the Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY

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Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin		New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and	Transfer agent
Charles L. Ladner*	Chief Financial Officer	John Hancock Signature
Dr. John A. Moore*		Services, Inc.
Patti McGill Peterson*	Investment adviser	1 John Hancock Way,
Steven R. Pruchansky	John Hancock Advisers, LLC	Suite 1000
*Members of the Audit Committee	601 Congress Street	Boston, MA 02217-1000
†Non-Independent Trustee	Boston, MA 02210-2805

Officers	Subadviser	Legal counsel
Keith F. Hartstein	Sovereign Asset Management	Wilmer Cutler Pickering
President and	LLC	Hale and Dorr LLP
Chief Executive Officer	101 Huntington Avenue	60 State Street
William H. King	Boston, MA 02199	Boston, MA 02109-1803
Vice President and Treasurer
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500SA 6/06 8/06

JOHN HANCOCK

Small Cap Intrinsic Value Fund

6.30.2006 Semiannual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term capital appreciation by nor- mally investing at least 80% of its assets in equity securities of small- capitalization companies in the range of the Russell 2000 Index.

Over the last six months

* The stock market posted modest advances amid increasing volatility. * Small-cap stocks continued their run of outperforming large caps. * The Fund benefited most from good stock selection.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

5.3%	Denbury Resources, Inc.
4.8%	Clean Harbors, Inc.
4.7%	Plains Exploration & Production Co.
4.4%	Koppers Holdings, Inc.
4.4%	Novelis, Inc.
4.2%	Birch Mountain Resources Ltd.
4.2%	Diamond Foods, Inc.
4.1%	Massey Energy Co.
4.1%	Stelco, Inc.
3.8%	Wright Express Corp.

As a percentage of net assets on June 30, 2006.

1

BY TIMOTHY E. KEEFE, CFA, AND TIMOTHY M. MALLOY, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK

Small Cap Intrinsic Value Fund

Small-cap stocks posted solid returns for the first half of 2006, after leading the market on the way up in the first quarter and again on the way down in the second quarter. Fueled by strong earnings growth, steady global demand and excess cash on the bal ance sheets of corporations, stocks quickly gained ground early in the new year. Investors seemed undeterred by rising interest rates, higher inflation, climbing oil prices and a visible slowdown in the housing market. In the second quarter, however, the stock market turned volatile, as global liquidity declined and uncertainty about the direction of the Federal Reserve’s monetary policies mounted. As Japan dramatically tightened its money supply and central banks worldwide indicated they intended to raise interest rates, investors began pulling money out of higher-risk sectors. Small-cap stocks, along with commodities and emerging-markets stocks, were among the hardest hit. In the last week of June, the Fed changed its tone, easing inflation fears and reigniting hope that interest rates would stop climbing. Stocks rallied, erasing some of their earlier losses. The Standard & Poor’s 500 Index, which serves as a proxy for the broad market, ended the six-month period with a modest 2.71% gain.

“Small-cap stocks posted solid returns for the first half of 2006...”

Performance review

John Hancock Small Cap Intrinsic Value Fund benefited from capturing much of the market’s upside in the first quarter and none of its downside in the second quarter. The Fund’s Class A, Class B, Class C and Class I shares produced returns of 14.36%, 14.06%, 14.06% and 14.60%, respectively, at net asset value over the six months ended June 30, 2006. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund beat the Morningstar Small Blend category average,

2

which returned 7.03% over the same period.1 It also outperformed the Russell 2000 Index, which ended the six-month period with an 8.21% return, including reinvested dividends.

Stock picking with downside protection

Stock selection was the biggest driver of the Fund’s returns. We try to buy companies with great cash flows and strong managements, whose stocks are trading below their intrinsic value. In addition, we search for catalysts that we think might help unlock that value, including new products, improved pricing, an acquisition, better Wall Street coverage or a restructuring. When we make a new investment, we have a three- to five-year time horizon. To limit downside risk, we target stocks with a margin of safety, such as names that are trading near their book value or have lots of cash on their balance sheet. Although the Fund may not capture all the gains of a very strong market, it tends to lose less ground in a downturn such as we had in the second quarter. Our buy-and-sell discipline also worked well. We took profits in the first quarter on stocks that had reached our price targets and then took advantage of buying opportunities created by the volatility in the second quarter. Higher weightings than the Russell index in better performing sectors, such as energy and materials, and lower weights than the index in weaker performing sectors, such as financials, health care and technology, further aided returns.

Strong gains from precious metals and energy stocks

The Fund had relatively large investments in the materials and energy sectors, which were strong contributors to performance. Among the standouts was Agnico-Eagle Mines Ltd., a Canadian gold mining company, whose recent acquisitions started to pay off as gold prices climbed and the value of the company’s assets increased. In the energy sector, the big winners were Blackrock Ventures, Inc. and Denbury Resources, Inc. Blackrock Ventures is an exploration and production (e&p) company with valuable assets in the oil sands of Canada. It was bought by Shell of Canada for a substantial premium. Denbury Resources, an e&p company in the southern United States, uses carbon dioxide to extract oil from old

“John Hancock Small Cap Intrinsic Value Fund benefited from captur- ing much of the market’s upside in the first quarter and none of its downside in the second...”

3

Sector
distribution[2]

Materials	24%

Industrials	16%

Information
technology	14%

Energy	12%

Consumer
staples	9%

Health care	6%

Financials	4%

Utilities	3%

Telecommunication
services	2%

Consumer
discretionary	1%

fields. Growing reserves, high oil prices and the company’s monopoly on carbon dioxide in Mississippi drove strong earnings growth. Elsewhere, winners included Brocade Communications Systems, Inc., a technology company that makes switching solutions for storage networks, and Clean Harbors, Inc., a hazardous waste company. Brocade led the competition in introducing new products and gaining market share, resulting in outsized returns. Clean Harbors rallied sharply, as the company produced solid earnings, paid down debt and made a smart acquisition.

Disappointing near-term returns from some large positions

Consumer staples detracted from performance, mainly because of our investment in Diamond Foods, Inc., a company that sells branded walnuts and salty snack foods. The stock declined when management lowered earnings expectations after hitting some near-term issues in the roll-out of its new Emerald Foods division. Other stocks that hurt relative performance included Birch Mountain Resources Ltd. and International Coal Group, Inc. Both stocks were recent additions that declined amid lower earnings expectations. Birch Mountain is a company that owns rights to a large amount of aggregates — including rocks, concrete and limestone — near the Canadian oil sands. We think the company is well positioned to supply materials the oil companies will need to build roads and plants in the area. International Coal Group, Inc. is a coal producer that stands to benefit as it grows productivity over the next three to five years.

4

Outlook

No one can predict with any certainty whether small-cap stocks can produce a fourth consecutive year of strong gains. What happens next will depend largely on what the Fed does, where interest rates go and how consumer spending holds up. Since we can’t control macro events like these, we try to focus our efforts on investing in companies that we would want to own outright. Our plan is to keep the portfolio concentrated in 30 to 40 stocks, while taking advantage of market volatility when stocks we like become attractively priced. Over the period, we took advantage of buying opportunities in biotechnology, energy and materials.

“What happens next will depend largely on what the Fed does, where interest rates go and how consumer spending holds up.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	2-28-05	2-28-05	2-28-05	2-28-05

Average annual returns with maximum sales charge (POP)
One year	22.87%	23.69%	27.69%	29.81%

Since inception	19.91	21.17	23.97	25.04

Cumulative total returns with maximum sales charge (POP)
Six months	8.65	9.06	13.06	14.60

One year	22.87	23.69	27.69	29.81

Since inception	27.42	29.20	33.20	34.74

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

	Class B	Class C	Class I1
Period beginning	2-28-05	2-28-05	2-28-05

Without sales charge	$13,320	$13,320	$13,474

With maximum sales charge	12,920	13,320	13,474

Index	11,610	11,610	11,610

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

*  Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,143.60	$8.36
Class B	1,140.60	12.09
Class C	1,140.60	12.20
Class I	1,146.00	6.33

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,017.00	$7.87
Class B	1,013.50	11.38
Class C	1,013.40	11.48
Class I	1,018.90	5.96

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 2.27%, 2.30% and 1.20% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 91.04%		$9,728,259
(Cost $9,403,526)
Agricultural Products 3.92%		418,782

Corn Products International, Inc.	7,700	235,620

Tejon Ranch Co. (I)(L)	4,450	183,162
Aluminum 4.29%		457,928

Novelis, Inc. (Canada)	21,220	457,928
Coal & Consumable Fuels 3.68%		393,581

International Coal Group, Inc. (I)	54,740	393,581
Computer Hardware 2.13%		227,487

Brocade Communications Systems, Inc. (I)	37,050	227,487
Diversified Chemicals 4.31%		460,570

Koppers Holdings, Inc.	23,040	460,570
Diversified Metals & Mining 14.92%		1,594,232

Agnico-Eagle Mines Ltd. (Canada)	7,700	254,716

Birch Mountain Resources Ltd. (Canada) (I)	88,670	441,577

FNX Mining Co., Inc. (Canada) (I)	17,057	162,579

Massey Energy Co.	12,010	432,360

Silver Standard Resources, Inc. (Canada) (I)	15,150	303,000
Education Services 2.28%		243,511

Educate, Inc. (I)(L)	31,790	243,511
Environmental Services 4.74%		506,697

Clean Harbors, Inc. (I)	12,570	506,697
Food Distributors 0.70%		74,872

Gold Kist, Inc. (I)	5,600	74,872
Food Retail 4.10%		437,747

Diamond Foods, Inc. (I)	27,240	437,747

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value

Gas Utilities 2.82%		$301,205

Southern Union Co. (I)	11,131	301,205
Health Care Equipment 2.69%		287,152

Kinetic Concepts, Inc. (I)	3,450	152,317

NMT Medical, Inc. (I)(L)	13,470	134,835
Investment Banking & Brokerage 5.46%		582,911

Aether Holdings, Inc. (I)	33,350	183,425

Wright Express Corp. (I)	13,900	399,486
Internet Software & Services 3.07%		328,169

Reynolds & Reynolds Co. (The) (Class A)	10,700	328,169
Movies & Entertainment 0.79%		84,730

Radio One, Inc. (Class D) (I)	11,450	84,730
Networking Equipment 3.31%		353,792

3Com Corp. (I)	69,100	353,792
Oil & Gas Exploration & Production 14.43%		1,541,652

Delta Petroleum Corp. (I)(L)	3,350	57,385

Denbury Resources, Inc. (I)	17,350	549,474

Equator Exploration Ltd. (British Virgin Islands) (I)	104,500	237,732

Exploration Co. of Delaware (The) (I)	15,550	165,763

Ivanhoe Energy, Inc. (Canada) (I)	15,050	36,872

Plains Exploration & Production Co. (I)	12,196	494,426
Pharmaceuticals 3.29%		351,900

Anesiva, Inc. (I)	23,850	181,260

Nastech Pharmaceutical Co., Inc. (I)(L)	10,800	170,640
Regional Banks 2.45%		261,808

United Financial Bancorp, Inc. (I)	19,670	261,808
Semiconductors 1.67%		178,674

CSR Plc (United Kingdom) (I)	7,667	178,674
Steel 3.99%		426,719

Stelco, Inc. (Canada) (I)	23,149	426,719
Wireless Telecommunication Services 2.00%		214,140

USA Mobility, Inc. (I)	12,900	214,140

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Short-term investments 13.64%			$1,457,829
(Cost $1,457,598)
Government U.S. Agency 7.87%			841,000

Federal National Mortgage Assn.,
Disc Note 07-03-06	AAA	$841	841,000

		Shares
Cash Equivalents 5.77%			616,829

AIM Cash Investment Trust (T)		617	616,829

Total investments 104.68%			$11,186,088

Other assets and liabilities, net (4.68%)			($500,640)

Total net assets 100.00%			$10,685,448

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (cost $10,861,124)
including $604,734 of securities loaned	$11,186,088
Cash	11,501
Receivable for shares sold	327,891
Receivable for investments sold	9,966
Dividends receivable	43,313
Receivable from affiliates	151
Other assets	8
Total assets	11,578,918

Liabilities
Payable for investments purchased	256,640
Payable upon return of securities loaned	616,829
Payable to affiliates
Management fees	6,662
Distribution and service fees	388
Other payables and accrued expenses	12,951
Total liabilities	893,470

Net assets
Capital paid-in	9,782,734
Accumulated net realized gain
on investments and foreign currency transactions	565,533
Net unrealized appreciation of investments and
translation of assets and liabilities in foreign currencies	324,964
Accumulated net investment income	12,217
Net assets	$10,685,448

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($7,775,144 ÷ 625,829 shares)	$12.42
Class B ($954,410 ÷ 77,406 shares)	$12.33
Class C ($1,810,364 ÷ 146,775 shares)	$12.33
Class I ($145,530 ÷ 11,661 shares)	$12.48

Maximum offering price per share
Class A1 ($12.42 ÷ 95%)	$13.07

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $361)	$51,414
Securities lending	1,592
Interest	8,792
Total investment income	61,798

Expenses
Investment management fees	26,221
Class A distribution and service fees	6,917
Class B distribution and service fees	2,022
Class C distribution and service fees	3,177
Class A, B and C transfer agent fees	3,926
Class I transfer agent fees	35
Registration and filing fees	24,858
Printing	17,767
Custodian fees	8,809
Professional fees	4,516
Miscellaneous	1,305
Accounting and legal services fees	416
Trustees’ fees	190
Securities lending fees	60
Related party fees
Compliance fees	43
Total expenses	100,262
Less expense reductions	(50,681)
Net expenses	49,581
Net investment income	12,217

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	469,665
Foreign currency transactions	(7,876)
Change in net unrealized
appreciation of investments	164,094
Net realized and unrealized gain	625,883
Increase in net assets from operations	$638,100

[1] Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05[1]	6-30-06[2]

Increase (decrease) in net assets
From operations
Net investment income (loss)	($2,715)	$12,217
Net realized gain	360,445	461,789
Change in net unrealized appreciation	160,870	164,094
Increase in net assets
resulting from operations	518,600	638,100
Distributions to shareholders
From net realized gain
Class A	(230,784)	—
Class B	(8,548)	—
Class C	(8,548)	—
Class I	(8,548)	—
	(256,428)	—
From Fund share transactions	3,256,428	6,528,748

Net assets
Beginning of period	—	3,518,600
End of period	$3,518,600	$10,685,448

1 Beginning of operations 2-28-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.86
Net investment income (loss)[3]	(0.01)	0.03
Net realized and unrealized
gain on investments	1.72	1.53
Total from
investment operations	1.71	1.56
Less Distributions
From net realized gain	(0.85)	—
Net asset value, end of period	$10.86	$12.42
Total return[4] (%)	17.28[5,6]	14.36[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$8
Ratio of expenses
to average net assets (%)	1.45[7]	1.58[7]
Ratio of gross expenses
to average net assets[8] (%)	4.89[7]	3.32[7]
Ratio of net investment income
(loss) to average net assets (%)	(0.08)[7]	0.44[7]
Portfolio turnover (%)	97	58

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.81
Net investment loss[3]	(0.05)	—[10]
Net realized and unrealized
gain on investments	1.71	1.52
Total from
investment operations	1.66	1.52
Less distributions
From net realized gain	(0.85)	—
Net asset value, end of period	$10.81	$12.33
Total return[4] (%)	16.78[5,6]	14.06[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[9]	$1
Ratio of expenses
to average net assets (%)	1.95[7]	2.27[7]
Ratio of gross expenses
to average net assets[8] (%)	5.39[7]	4.01[7]
Ratio of net investment gain
(loss) to average net assets (%)	(0.57)[7]	0.05[7]
Portfolio turnover (%)	97	58

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.81
Net investment gain (loss)[3]	(0.05)	0.03
Net realized and unrealized
gain on investments	1.71	1.49
Total from
investment operations	1.66	1.52
Less distributions
From net realized gain	(0.85)	—
Net asset value, end of period	$10.81	$12.33
Total return[4] (%)	16.78[5,6]	14.06[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[9]	$2
Ratio of expenses
to average net assets (%)	1.95[7]	2.30[7]
Ratio of gross expenses
to average net assets[8] (%)	5.39[7]	4.04[7]
Ratio of net investment gain
(loss) to average net assets (%)	(0.57)[7]	0.53[7]
Portfolio turnover (%)	97	58

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.89
Net investment income[3]	0.02	0.02
Net realized and unrealized
gain on investments	1.72	1.57
Total from
investment operations	1.74	1.59
Less distributions
From net realized gain	(0.85)	—
Net asset value, end of period	$10.89	$12.48
Total return[4] (%)	17.58[5,6]	14.60[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.15[7]	1.20[7]
Ratio of gross expenses
to average net assets[8] (%)	4.59[7]	2.94[7]
Ratio of net investment income
to average net assets (%)	0.22[7]	0.35[7]
Portfolio turnover (%)	97	58

1 Beginning of operations from 2-28-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Based on the average of the shares outstanding during the period.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Annualized.

8 Does not take into consideration expense reductions during the period shown.

9 Less than $500,000.

10 Less 0.01 per share.

See notes to financial statements.

19

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Small Cap Intrinsic Value Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign

20

currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2006 the Fund loaned securities having a market value of $604,734 collateralized by cash in the amount of $616,829. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax

21

years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005 the tax character of distributions paid was as follows: ordinary income $256,428. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.90% of the Fund’s average daily net asset value. Effective January 3, 2006, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.15% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C And Class I shares, at least until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $50,681 for the period ended June 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

22

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $24,504 with regard to sales of Class A shares. Of this amount, $3,841 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,529 was paid as sales commissions to unrelated broker-dealers and $134 was paid as sales commissions to sales  personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2006, Signature Services has agreed to limit the Class A, Class B and Class C transfer agent fees to 0.30% of each respective class’ average daily net asset value, until April 30, 2007. There were no expense reductions related to this transfer agent fee limitation during the period ended June 30, 2006. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $416. The Fund also paid the Adviser the amount of $748 for certain publishing services. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 625,829 Class A shares, 77,406 Class B shares, 146,775 Class C shares and 11,661 Class I shares of ben-eficial interest of the Fund on June 30, 2006.

23

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold during the last period, along with the corresponding dollar value.

	Period ended 12-31-05[1]		Period ended 6-30-06[2]
	Shares	Amount	Shares	Amount

Class A shares
Sold	270,000	$2,700,000	341,013	$4,136,460
Distributions reinvested	21,569	230,784	—	—
Repurchased	—	—	(6,753)	(82,328)
Net increase	291,569	$2,930,784	334,260	$4,054,132

Class B shares
Sold	10,000	$100,000	77,650	$954,972
Distributions reinvested	803	8,548	—	—
Repurchased	—	—	(11,047)	(134,012)
Net increase	10,803	$108,548	66,603	$820,960

Class C shares
Sold	10,000	$100,000	137,180	$1,658,834
Distributions reinvested	803	8,548	—	—
Repurchased	—	—	(1,208)	(14,878)
Net increase	10,803	$108,548	135,972	$1,643,956

Class I shares
Sold	10,000	$100,000	1,680	$19,700
Distributions reinvested	797	8,548	—	—
Repurchased	—	—	(816)	(10,000)
Net increase	10,797	$108,548	864	$9,700

Net increase	323,972	$3,256,428	537,699	$6,528,748

1 Beginning of operations from 2-28-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

24

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $9,344,730 and $3,308,370, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $10,861,124. Gross unrealized appreciation and depreciation of investments aggregated $872,717 and $547,753, respectively, resulting in net unrealized appreciation of $324,964.

25

Board Consideration of Investment Advisory Agreement: John Hancock Small Cap Intrinsic Value Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Small Cap Intrinsic Value Fund (the “Fund”).

At a meeting held on December 14, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also considered information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the funds’ investment policies and restrictions, and with the funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the median fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory

26

Agreement Rate was lower than the average advisory fee rate for the Morningstar Small Cap Value Category. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be slightly lower than the average total expense ratio of the Morningstar Small Cap Value Category. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at the time

In light of the fact that the Fund had not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers whether to continue the Advisory Agreement, were not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

27

At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affiliate of the Adviser (the “Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Sub-Adviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, which was discussed in the last shareholders report, the Board's familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee		Boston, MA 02217-1000
†Non-Independent Trustee	Boston, MA 02210-2805
	Subadviser	Legal counsel
Officers	Sovereign Asset Management	Wilmer Cutler Pickering
Keith F. Hartstein	LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640SA 6/06 8/06

JOHN HANCOCK

Large Cap Intrinsic Value Fund

6.30.2006 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE
The Fund seeks
long-term capital
appreciation by
normally investing
at least 80% of its
assets in equity
securities of
large-capitalization
companies (compa-
nies with market
capitalizations
in excess of
$4.5 billion.)

Over the last six months

* Large-cap stocks ended the first half of 2006 in positive territory, despite increased volatility in the second quarter.

* Strong stock picking, particularly in the utilities, energy and materials sectors, helped the Fund outpace the Standard & Poor’s 500 Index.

* We added to the Fund’s stake in natural gas stocks, as a build-up in storage levels and declining commodity prices created attractive buying opportunities.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
6.8%	British Energy Group Plc
6.6%	Newmont Mining Corp.
5.8%	Suncor Energy, Inc.
5.5%	Williams Cos., Inc. (The)
5.4%	Denbury Resources, Inc.
5.1%	Sasol Ltd. (ADR)
4.7%	Berkshire Hathaway, Inc. (Class B)
4.6%	Agnico-Eagle Mines Ltd.
4.4%	Silver Standard Resources, Inc.
4.0%	EnCana Corp.
As a percentage of net assets on June 30, 2006.

1

MANAGERS’
REPORT

BY TIMOTHY E. KEEFE, CFA, ROBERT C. JUNKIN, CPA AND ROGER C. HAMILTON,
FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

JOHN HANCOCK
Large Cap Intrinsic
Value Fund

The stock market ended the first half of 2006 with a modest gain. For the first four months of the year, stocks climbed nicely, fueled by cash on the balance sheets of both corporations and consumers, strong economic growth and low real (or after inflation) interest rates. In May, market volatility increased dramatically, as global liquidity abruptly declined. Japan tightened its money supply, while other central banks began sounding more restrictive in their monetary policies. Mounting uncertainties around the Federal Reserve’s future interest rate moves further shook the market. As investors sold higher-risk investments, stock prices declined, erasing earlier gains. Sectors that had posted the biggest returns in the first quarter fell the hardest in the second. In late June, the Fed softened its tone, indicating that inflation seemed under control and the need for future interest rate hikes might diminish. Stocks rallied, leaving the Standard & Poor’s 500 Index up 2.71% with dividends reinvested for the six-month period.

“The stock market ended the
first half of 2006 with a
modest gain.”

Performance and strategy review

Despite challenging market conditions, John Hancock Large Cap Intrinsic Value Fund held up well. The Fund’s Class A, Class B, Class C and Class I shares posted returns of 10.20%, 9.98%, 9.98% and 10.34%, respectively, at net asset value for the six months ended June 30, 2006. Over the same period, the Morningstar Large Blend fund category average returned 2.39% 1.

Most of the Fund’s gains relative to the S&P 500 Index came from strong stock picking, particularly in the utilities, energy and materials sectors, where we had large concentrations. Our focus remained on undervalued securities with assets worth more than their stock prices reflected. We continued to look for large-cap companies with high free cash flow businesses, improving prospects and management teams that could create value for shareholders. We

2

found particularly compelling opportunities in sectors where we believed strong demand and tight supply would push prices higher.

Standout performance from utilities and energy sectors

Gains in the utilities sector came largely from British Energy Group, Plc, a nuclear power provider in the United Kingdom. British Energy benefited from an attractive stock valuation and low cost structure, as rising energy prices led to higher pricing across the industry. In the energy sector, our focus was on exploration and production (e&p) companies with decades of reserves. Both Suncor Energy, Inc., which operates in the vast oil sands of Alberta, Canada and Denbury Resources, Inc., in the southern United States, rallied sharply. Denbury, which uses carbon dioxide to extract oil from old reserves, benefited from a monopoly on carbon dioxide in Mississippi and growing reserves that became more valuable as oil prices climbed. The performance of these stocks far outweighed disappointing returns from Sasol Ltd., a South African company that converts coal to oil and was a casualty of the market’s recent volatility.

“Most of the Fund’s gains
relative to the S&P 500 came
from strong stock picking,
particularly in the utilities,
energy and materials sectors...”

Sizable investment in precious metals

The Fund also had a large stake in precious metals, which we expected to benefit from growing global demand and tight supply. In addition, gold tends to be immune to geopolitical risk, acts as insurance against inflation and stands up well when the U.S. dollar weakens. Gold metal prices were volatile, starting the period at about $517 per troy ounce, hitting a 26-year high of $720 in mid-May, and then closing at the end of June at $616. Despite this volatility, Agnico-Eagle Mines Ltd., a Canadian gold mining company, closed up sharply, as recent acquisitions and rising gold prices increased the value of its assets. Newmont Mining Corp., a gold and copper mining company with premier properties worldwide, and Silver Standard Resources, Inc., a silver mining company, were also large positions, but did not fare as well. Silver Standard, a new addition, came under pressure as investors waited for the company to start production and prove the extent of its assets. Newmont Mining made little progress as investors focused on political risks in Peru, where it has some of its

3

Sector
distribution[2]

Energy	36%

Materials	24%

Consumer
staples	9%

Utilities	9%

Financials	6%

Health care	4%

Telecommunication
services	4%

Information
technology	3%

mines. Newmont also had placed hedges on copper that kept it from benefiting as copper prices rallied.

Minor disappointments from financials and industrials

Financials stocks modestly hampered returns. Willis Group Holdings Ltd., an insurance broker, saw its stock price fall as compensation costs increased and expected rate increases in the wake of Hurricane Katrina failed to materialize. The Fund had a much smaller stake in financials than the S&P 500 Index because of our concern that they would not do well in a rising interest rate environment. An underweighting in industrials also slightly hindered returns.

Additional investments in natural gas

During the period, we found good buying opportunities among natural gas stocks, which had fallen as a warm winter built up inventories and pressured commodity prices. We think that a hot summer, normal winter or supply disruption could quickly reduce storage levels and boost commodity prices. Natural gas as a resource is also becoming scarcer, which makes it attractive as an investment.

We increased our stakes in Williams Cos., Inc. and Southwestern Energy Co., while building a new position in EnCana Corp. Williams has promising natural gas assets in the Rocky Mountains as well as a pipeline business, both of whose valuations rose as a result of acquisitions elsewhere in the industry. Southwestern Energy is one of the largest, fastest growing, natural gas companies in the United States, while EnCana, a large North American company, has shed less profitable assets to focus exclusively on its long-lived resources.

4

“We expect to take advantage of
volatility, which often creates
buying opportunities for bottom-up
stock pickers.”

More buying opportunities ahead

We believe the stock market could remain volatile, especially as it continues to struggle with the impact of a slowdown  in the housing market, fears of increasing interest rates and the impact of lower consumer spending. We expect to take advantage of volatility, which often creates buying opportunities for bottom-up stock pickers. Our focus will be on attractively valued  large-cap stocks that can perform well even in a challenging market environment.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT
PERFORMANCE
For the period ended
June 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	2-28-05	2-28-05	2-28-05	2-28-05

Average annual returns with maximum sales charge (POP)

One year	18.38%	19.08%	23.08%	24.97%

Since inception	17.79	19.03	21.84	22.76

Cumulative total returns with maximum sales charge (POP)

Six months	4.69	4.98	8.98	10.34

One year	18.38	19.08	23.08	24.97

Since inception	24.42	26.16	30.16	31.47

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B	Class C	Class I1
Period beginning	2-28-05	2-28-05	2-28-05

Without sales charge	$13,016	$13,016	$13,147

With maximum sales charge	12,616	13,016	13,147

Index 1	10,817	10,817	10,817

Index 2	11,241	11,241	11,241

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,102.00	$7.04
Class B	1,099.80	9.37
Class C	1,099.80	9.37
Class I	1,103.40	5.48

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,018.51	$6.76
Class B	1,016.28	9.00
Class C	1,016.28	9.00
Class I	1,020.00	5.26

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 1.80%, 1.80% and 1.05% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
June 30, 2006
(unaudited)

This schedule is divided into four main categories: common stocks, units, options purchased and short-term investments. The common stocks and units are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 92.50%		$3,634,360

(Cost $3,053,869)
Agricultural Products 2.34%		91,800

Corn Products International, Inc.	3,000	91,800
Aluminum 3.58%		140,486

Novelis, Inc. (Canada)	6,510	140,486
Brewers 1.88%		73,856

Anheuser-Busch Cos., Inc.	1,620	73,856
Coal & Consumable Fuels 2.22%		87,366

CONSOL Energy, Inc.	1,870	87,366
Diversified Chemicals 1.04%		40,945

Bayer AG (Germany) (C)	890	40,945
Diversified Metals & Mining 5.04%		198,026

Agnico-Eagle Mines Ltd. (Canada)	5,400	178,632

Freeport-McMoRan Copper & Gold, Inc. (Class B)	350	19,394
Electric Utilities 9.06%		356,034

British Energy Group Plc (United Kingdom) (I)	21,290	265,007

Korea Electric Power Corp., American Depositary Receipt (ADR)
(South Korea)	4,801	91,027
Food Retail 2.00%		78,677

Tesco Plc (United Kingdom)	12,736	78,677
Gold 9.80%		385,129

Glamis Gold Ltd. (Canada) (I)	3,350	126,831

Newmont Mining Corp.	4,880	258,298
Insurance Brokers 1.63%		64,200

Willis Group Holdings Ltd. (Bermuda)	2,000	64,200
Integrated Oil & Gas 5.77%		226,828

Suncor Energy, Inc. (Canada)	2,800	226,828

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer			Shares	Value

Integrated Telecommunication Services 3.76%				$147,760

Chunghwa Telecom Co., Ltd., (ADR) (Taiwan)			8,000	147,760
Internet Software & Services 2.84%				111,741

eBay, Inc. (I)			3,815	111,741
Oil & Gas Drilling 1.62%				63,525

GlobalSantaFe Corp. (Cayman Islands)			1,100	63,525
Oil & Gas Exploration & Production 18.22%				715,772

Denbury Resources, Inc. (I)			6,750	213,773

EnCana Corp. (Canada)			2,950	155,288

Sasol Ltd. (ADR) (South Africa)			5,223	201,817

Southwestern Energy Co. (I)			4,650	144,894
Oil & Gas Refining & Marketing	5.50%			216,080

Williams Cos., Inc. (The)			9,250	216,080
Pharmaceuticals 3.79%				148,779

Abbot Laboratories			1,800	78,498

Shire Plc (ADR) (United Kingdom)			1,589	70,281
Precious Metals & Minerals 4.38%				172,000

Silver Standard Resources, Inc. (Canada) (I)			8,600	172,000
Property & Casualty Insurance	4.73%			185,623

Berkshire Hathaway, Inc. (Class B) (I)			61	185,623
Tobacco 3.30%				129,733

British American Tobacco Plc (United Kingdom)			5,150	129,733

			Number of
Issuer			units	Value

Units 2.28%				$89,506
(Cost $65,736)
Oil & Gas Equipment & Services	2.28%			89,506

Enerplus Resources Fund (Canada)			1,580	89,506

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value

Options purchased 0.15%				$5,810
(Cost $11,229)
PUTS 0.15%				5,810

Retail HOLDRs Trust	$95	January 07	13	5,720
SCP Pool Corp.	35	July 06	18	90

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

		Credit	Par value
Issuer, description, maturity date		rating (A)	(000)	Value

Short-term investments 4.99%				$196,000
(Cost $195,946)
Government U.S. Agency 4.99%				196,000

Federal Home Loan Bank,
Discount Note 07-10-06		AAA	$196	196,000

Total investments 99.92%				$3,925,676

Other assets and liabilities, net	0.08%			$3,018

Total net assets 100.00%				$3,928,694

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
June 30, 2006
(unaudited)
This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets

Investments at value (cost $3,326,780)	$3,925,676
Cash	271
Receivable for investments sold	16,012
Dividends receivable	2,485
Receivable from affiliates	72
Other assets	8
Total assets	3,944,524

Liabilities

Payable to affiliates
Management fees	2,324
Distribution and service fees	99
Other payables and accrued expenses	13,407
Total liabilities	15,830

Net assets

Capital paid-in	3,090,434
Accumulated net realized gain on investments
and foreign currency transactions	244,442
Net unrealized appreciation of investments	598,903
Accumulated in excess of net investment loss	(5,085)
Net assets	$3,928,694

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($3,536,860 ÷ 277,342 shares)	$12.75
Class B ($130,157 ÷ 10,273 shares)	$12.67
Class C ($130,157 ÷ 10,273 shares)	$12.67
Class I ($131,520 ÷ 10,271 shares)	$12.80

Maximum offering price per share

Class A1 ($12.75 ÷ 95%) $13.42

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
June 30, 2006
(unaudited)1
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income

Dividends (net of foreign withholding taxes of $873)	$19,166
Interest	571
Securities lending	66
Total investment income	19,803

Expenses

Investment management fees	14,198
Class A distribution and service fees	5,113
Class B distribution and service fees	471
Class C distribution and service fees	471
Custodian fees	11,230
Printing	6,437
Professional fees	4,408
Registration and filing fees	2,502
Miscellaneous	622
Accounting and legal services fees	270
Trustees’ fees	166
Security lending fees	3
Related party fees
Compliance fees	93
Total expenses	45,984
Less expense reductions	(20,052)
Net expenses	25,932
Net investment loss	(6,129)

Realized and unrealized gain

Net realized gain on
Investments	207,973
Foreign currency transactions	333
Change in net unrealized appreciation (depreciation) of
Investments	149,042
Options contracts	13,345
Translation of assets and liabilities in foreign currencies	7
Net realized and unrealized gain	370,700
Increase in net assets from operations	$364,571

[1] Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

14

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS
These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Period	Period
	ended	ended
	12-31-05[1]	6-30-06[2]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$180	($6,129)
Net realized gain	127,434	208,306
Change in net unrealized
appreciation (depreciation)	436,509	162,394
Increase in net assets resulting
from operations	564,123	364,571
Distributions to shareholders
From net realized gain
Class A	(83,622)	—
Class B	(3,097)	—
Class C	(3,097)	—
Class I	(3,097)	—
	(92,913)	—
From Fund share transactions	3,092,913	—

Net assets

Beginning of period	—	3,564,123
End of period[3]	$3,564,123	$3,928,694

1 Beginning of operations from 2-28-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Includes accumulated net investment income of $1,044 and accumulated net investment loss of $5,085.

See notes to financial statements.

15

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-05[1]	6-30-06[10]
Per share operating performance

Net asset value,
beginning of period	$10.00	$11.57
Net investment income loss[2]	—[3]	(0.02)
Net realized and unrealized
gain on investments	1.88	1.20
Total from
investment operations	1.88	1.18
Less distributions
From net realized gain	(0.31)	—
Net asset value, end of period	$11.57	$12.75
Total return[4] (%)	18.85[5,6]	10.20[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4
Ratio of expenses
to average net assets (%)	1.35[7]	1.35[7]
Ratio of gross expenses
to average net assets[8] (%)	2.88[7]	2.41[7]
Ratio of net investment income (loss)
to average net assets (%)	0.03[7]	(0.29)[7]
Portfolio turnover (%)
		37

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-05[1]	6-30-06[10]
Per share operating performance

Net asset value,
beginning of period	$10.00	$11.52
Net investment loss[2]	(0.04)	(0.04)
Net realized and unrealized
gain on investments	1.87	1.19
Total from
investment operations	1.83	1.15
Less distributions
From net realized gain	(0.31)	—
Net asset value, end of period	$11.52	$12.67
Total return[4] (%)	18.35[5,6]	9.98[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.85[7]	1.80[7]
Ratio of gross expenses
to average net assets[8] (%)	3.38[7]	2.86[7]
Ratio of net investment loss
to average net assets (%)	(0.47)[7]	(0.74)[7]
Portfolio turnover (%)	77	37

See notes to  financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-05[1]	6-30-06[10]
Per share operating performance

Net asset value,
beginning of period	$10.00	$11.52
Net investment loss[2]	(0.04)	(0.04)
Net realized and unrealized
gain on investments	1.87	1.19
Total from
investment operations	1.83	1.15
Less distributions
From net realized gain	(0.31)	—
Net asset value, end of period	$11.52	$12.67
Total return[4] (%)	18.35[5,6]	9.98[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.85[7]	1.80[7]
Ratio of gross expenses
to average net assets[8] (%)	3.38[7]	2.86[7]
Ratio of net investment loss
to average net assets (%)	(0.47)[7]	(0.74)[7]
Portfolio turnover (%)	77	37

See notes to  financial statements.

18

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-05[1]	6-30-06[10]
Per share operating performance

Net asset value,
beginning of period	$10.00	$11.60
Net investment income[2]	0.03	—[3]
Net realized and unrealized
gain on investments	1.88	1.20
Total from
investment operations	1.91	1.20
Less distributions
From net realized gain	(0.31)	—
Net asset value, end of period	$11.60	$12.80
Total return[4] (%)	19.15[5,6]	10.34[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.05[7]	1.05[7]
Ratio of gross expenses
to average net assets[8] (%)	2.58[7]	2.11[7]
Ratio of net investment income
to average net assets (%)	0.33[7]	0.01[7]
Portfolio turnover (%)	77	37

1Beginning of operations from 2-28-05 through 12-31-05.

2Based on the average of the shares outstanding during the period.

3Less than $0.01 per share.

4Assumes dividend reinvestment and does not reflect the effect of sales charges.

5Not annualized.

6Total return would have been lower had certain expenses not been reduced during the period shown.

7Annualized.

8Does not take into consideration expense reductions during the period shown.

9Less than $500,000.

10Semiannual period from 1-1-06 through 6-30-06. Unaudited.

See notes to financial statements.

19

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Large Cap Intrinsic Value Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London

20

currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identi-fiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract

21

with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended June 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on June 30, 2006. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005 the tax character of distributions paid was as follows: ordinary income $92,913. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of

22

America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.05% of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C and Class I shares, at least until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $20,052 for the period ended June 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006 JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer

23

agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $270. The Fund also paid the Adviser the amount of $404 for certain publishing services. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 277,342 Class A shares, 10,273 Class B shares, 10,273 Class C shares and 10,271 Class I shares of beneficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of  the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold during the last period, along with the corresponding dollar value.

	Period ended 12-31-05[1]		Period ended 6-30-06[2]
	Shares	Amount	Shares	Amount

Class A shares

Sold	270,000	$2,700,000	—	—
Distributions reinvested	7,342	83,622	—	—
Net increase	277,342	$2,783,622	—	—

Class B shares

Sold	10,000	$100,000	—	—
Distributions reinvested	273	3,097	—	—
Net increase	10,273	$103,097	—	—

Class C shares

Sold	10,000	$100,000	—	—
Distributions reinvested	273	3,097	—	—
Net increase	10,273	$103,097	—	—

Class I shares

Sold	10,000	$100,000	—	—
Distributions reinvested	271	3,097	—	—
Net increase	10,271	$103,097	—	—

Net increase	308,159	$3,092,913	—	—

[1] Beginning of operations from 2-28-05 through 12-31-05.
[2] Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $1,415,233 and $1,569,058, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $3,330,669. Gross unrealized appreciation and depreciation of investments aggregated $667,706 and $72,699, respectively, resulting in net unrealized appreciation of $595,007. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

25

Board Consideration of Investment Advisory Agreement: John Hancock Large Cap Intrinsic Value Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Large Cap Intrinsic Value Fund (the “Fund”).

At a meeting held on December 14, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also considered information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the funds’ investment policies and restrictions, and with the funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the median fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory

26

Agreement Rate was slightly lower than the average advisory fee rate for the Morningstar Large Cap Value Category. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be slightly higher than the average total expense ratio of the Morningstar Large Cap Value Category. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at the time

In light of the fact that the Fund had not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers whether to continue the Advisory Agreement, were not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

27

At a meeting held on December 6, 2005, the Board reviewed a Sub-Advisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affiliate of the Adviser (the “Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Sub-Adviser acts as sub-adviser under the supervision of the Adviser. In evaluating the Sub-Adviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, which was discussed in the last shareholders report, the Board's familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Sub-Advisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Sub-Advisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Sub-Advisory Agreement, which became effective on December 31, 2005.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
	Management LLC	Hale and Dorr LLP
Officers	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Large Cap Intrinsic Value Fund.

690SA 6/06
8/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, June 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: August 29, 2006

By: /s/ John G. Vrysen
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John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: August 29, 2006